PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.2%
Asset-Backed Securities 12.4%
Canada 0.0%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,212,913
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	323,466
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	410,436
					1,946,815
Cayman Islands 4.2%
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.406(c)	07/15/29		500	500,000
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.204(c)	07/18/30		5,500	5,500,007
Benefit Street Partners CLO Ltd., Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.376(c)	10/15/30		750	750,280
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.465(c)	08/20/32		11,000	11,004,902
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.484(c)	01/17/28		4,000	4,003,052
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.159(c)	04/30/31		15,000	14,967,418
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.154(c)	04/20/31		12,500	12,467,975
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.494(c)	10/20/32		25,000	25,013,530
Greywolf CLO Ltd., Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.428(c)	04/15/33		14,000	14,025,270
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.476(c)	10/15/32		10,000	10,007,635

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.254%(c)	07/19/28	5,059	$5,058,849
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.805(c)	02/20/31	2,000	1,999,044
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	07/20/31	2,000	1,999,999

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	1.906(c)	07/15/31	5,750	5,748,907
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.884(c)	04/17/31	2,000	1,994,982
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.184(c)	04/20/31	5,000	4,988,752
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.524(c)	07/20/32	8,000	8,000,391

Pikes Peak CLO, Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.496(c)	07/15/32	18,000	18,002,045
Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.195(c)	02/20/30	8,540	8,542,850
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.270(c)	05/07/31	5,000	4,999,990
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.870(c)	05/07/31	6,500	6,499,962
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.684(c)	04/20/29	10,000	9,999,910

Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.235(c)	04/25/31	6,250	6,236,742
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	07/20/30	500	500,214
TCW CLO Ltd.,
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.160(c)	07/29/29	20,000	19,991,858
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.175(c)	04/25/31	15,000	14,985,918

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.434%(c)	07/17/26		31	$30,549
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.334(c)	07/20/31		2,000	2,000,146
Trinitas CLO Ltd., Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.526(c)	07/15/27		5,000	4,999,300
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.626(c)	04/15/29		3,700	3,693,618
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.095(c)	04/25/31		4,500	4,474,309
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	01/17/31		2,500	2,500,123
York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.288(c)	01/22/31		5,000	4,999,993
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.316(c)	07/15/31		8,500	8,503,788
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.416(c)	04/15/30		733	732,798
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.076(c)	04/15/29		6,698	6,692,664
					256,417,770
Ireland 5.2%
Anchorage Capital Europe CLO, Series 01X, Class A2	1.500	01/15/31	EUR	8,250	9,809,880
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	4,000	4,750,047
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	8,000	9,497,501
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,784,959

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850%(c)	05/25/34	EUR	20,000	$23,663,251
Capital Four CLO DAC, Series 2A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	23,000	27,348,904
Carlyle Euro CLO DAC,
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	08/15/30	EUR	55,950	66,307,118
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300(c)	08/15/30	EUR	9,500	11,250,478
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	20,000	23,699,178
Series 2019-02A, Class A1B, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.400(c)	08/15/32	EUR	8,000	9,493,338
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	15,000	17,882,936
Series 3A, Class B2, 144A	2.000	01/15/34	EUR	11,500	13,681,409

Hayfin Emerald CLO, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	11/17/32	EUR	18,500	21,998,024
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	04/25/34	EUR	5,000	5,955,059
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	35,450,830
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,561,713
Providus CLO DAC, Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	7,500	8,953,786
RRE Loan Management DAC, Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	10/15/33	EUR	8,500	10,094,573
St. Paul’s CLO DAC, Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	11,000	13,051,634
					318,234,618

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Netherlands 0.2%
BNPP AM Euro CLO BV, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600%(c)	04/15/31	EUR	10,000	$11,867,969
Spain 0.1%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	6,275	6,439,112
United Kingdom 0.3%
Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.020(c)	03/15/29	GBP	3,700	5,162,080
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.140(c)	03/15/29		3,500	3,514,350

Newday Partnership Funding PLC, Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	11/15/28	GBP	6,205	8,737,963
					17,414,393
United States 2.4%
AmeriCredit Automobile Receivables Trust, Series 2020-03, Class D	1.490	09/18/26		1,900	1,925,540
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	2.744(c)	08/25/32		337	342,667
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	08/25/32		175	175,573

Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.226(c)	05/17/31		15,000	14,985,366
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.689(c)	05/25/33		546	538,115
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.089(c)	07/25/34		518	512,623
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50		3,256	3,310,345

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Countrywide Asset-Backed Certificates, Series 2002-05, Class MV1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.589%(c)	03/25/33	76	$76,390
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.253(c)	04/25/38	3,096	3,096,149
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	0.569(c)	01/25/34	565	547,085
Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26	700	714,552
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,312,153
Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class C	1.870	09/15/27	2,100	2,120,278
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,254	1,312,156
Series 2020-02, Class E, 144A	3.072	02/25/28	2,760	2,788,142
Series 2020-02, Class R, 144A	31.355	02/25/28	587	624,506
Series 2021-01, Class E, 144A	2.365	09/25/28	570	570,488
Series 2021-01, Class F, 144A	4.280	09/25/28	600	600,723
Series 2021-01, Class R, 144A	28.348	09/25/28	1,993	1,991,716
Series 2021-02, Class F, 144A	4.393	12/26/28	600	601,801
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	1,494,330
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	1,433	1,477,874
Series 2019-A, Class R, IO, 144A	0.000	10/25/48	3,463	513,720
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	1,047	1,049,728
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	1,361	1,361,975
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	2,437	2,439,132

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,135,851
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27	1,600	1,612,837
Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,364,877
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,957,755

Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.944(c)	07/25/34	117	115,750
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,845,016

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989%(c)	04/25/34	1,206	$1,196,435
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.289(c)	08/25/35	35	34,637
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	09/25/33	97	97,123
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.069(c)	02/25/33	161	160,747
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	2,040,115
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,885,438

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,428,169
Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24	1,598	1,605,447
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24	1,500	1,504,233
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,243,222
Series 2019-A, Class D, 144A	6.220	08/08/25	3,400	3,487,509
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	1,200	1,203,078
Series 2021-A, Class D, 144A	5.400	03/08/28	500	501,224

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.749(c)	11/25/33	667	648,755
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.439(c)	04/25/23	4,290	4,276,022
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/23	1,020	1,024,910
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25	2,300	2,296,602
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	852,256
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	868,608

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D	1.640%	11/16/26		4,800	$4,880,526
Series 2020-04, Class D	1.480	01/15/27		3,200	3,247,425
Series 2021-01, Class D	1.130	11/16/26		12,700	12,768,510
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		5,595	5,794,937
Series 2019-D, Class 1PT, 144A	2.799(cc)	01/16/46		5,870	6,080,652
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		7,649	7,841,638

SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 144A	3.050	11/16/48		2,100	2,142,089
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.339(c)	11/29/24		5,289	5,264,882
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.839(c)	11/29/24		2,938	2,950,272
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30		800	801,620
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.889(c)	06/25/24		9,330	9,229,053
World Omni Select Auto Trust, Series 2020-A, Class D	1.700	10/15/26		5,900	5,981,240
					151,852,587

Total Asset-Backed Securities (cost $764,630,220)					764,173,264
Bank Loans 1.0%
Germany 0.1%
Speedster Bidco GmbH, Second Lien Term Loan, 1 - 3 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.125(c)	03/31/28	EUR	3,265	3,899,250
United Kingdom 0.9%
CD&R Firefly Bidco Ltd., Initial Term Loan, 3 Month GBP LIBOR + 7.750%	8.406(c)	06/21/26	GBP	16,075	22,148,738

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United Kingdom (cont’d.)
Constellation Automotive, Term Loan	— %(p)	07/16/28		8,850	$12,214,368
EG Finco Ltd., Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	18,800	22,357,254
					56,720,360
United States 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		1,199	1,311,406
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		2,314	1,270,591
					2,581,997

Total Bank Loans (cost $63,171,386)					63,201,607
Commercial Mortgage-Backed Securities 6.7%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	2,185	1,801,572
Ireland 0.5%
Taurus CMBS,
Series 2021-UK04A, Class B, 144A	—(p)	08/17/31	GBP	5,300	7,367,000
Series 2021-UK04A, Class C, 144A	—(p)	08/17/31	GBP	8,700	12,093,000
Series 2021-UK04A, Class D, 144A	—(p)	08/17/31	GBP	7,250	10,077,500

Taurus DAC, Series 2021-UK01A, Class D, 144A	0.000(cc)	05/17/31	GBP	550	766,447
					30,303,947
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.573(c)	01/23/29	GBP	500	694,092

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States 6.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100%(cc)	05/15/35	1,000	$927,045
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	1,000	902,089
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,776,818
Series 2017-BNK06, Class A3	3.125	07/15/60	4,400	4,624,240
Series 2017-BNK09, Class A3	3.279	11/15/54	3,000	3,266,448
Series 2019-BN21, Class A3	2.458	10/17/52	6,293	6,596,540
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	5,000	5,385,740
Series 2018-B03, Class A3	3.746	04/10/51	7,200	7,774,212
Series 2020-B17, Class A4	2.042	03/15/53	6,200	6,323,555
Series 2020-B20, Class A3	1.945	10/15/53	11,000	11,211,535
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	10/15/36	2,949	2,958,254
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.393(c)	10/15/36	7,797	7,821,446
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	10/15/36	22,592	22,655,383
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	12/15/36	3,601	3,606,133
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.593(c)	12/15/36	12,510	12,525,762

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	16,531	17,108,641
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,427	9,925,651
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.439(cc)	05/10/47	27,500	336,886
Series 2016-GC37, Class XB, IO	0.694(cc)	04/10/49	33,868	1,033,594
Series 2016-P04, Class XB, IO	1.317(cc)	07/10/49	9,100	544,566
Series 2017-P08, Class A2	3.109	09/15/50	2,000	2,084,412

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.859(c)	11/15/37	4,399	4,433,342
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.857(cc)	05/15/45	2,649	17,996
Series 2014-UBS04, Class XB, IO, 144A	0.216(cc)	08/10/47	50,000	321,105
Series 2015-CR24, Class A4	3.432	08/10/48	3,889	4,146,330

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.243%(c)	05/15/36	14,125	$14,169,264
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,476,278
Series 2019-C17, Class A3	2.769	09/15/52	12,444	13,217,100

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,956,054
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,533,670
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,615,322
Series 2020-C09, Class A3	1.882	08/15/53	20,000	20,474,276

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	530,386
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.580(cc)	03/25/22	8,266	27,989
Series K020, Class X1, IO	1.334(cc)	05/25/22	9,773	72,388
Series K025, Class X1, IO	0.786(cc)	10/25/22	17,528	143,026
Series K037, Class X1, IO	0.943(cc)	01/25/24	10,088	202,314
Series K043, Class X1, IO	0.523(cc)	12/25/24	11,880	191,137
Series K049, Class X1, IO	0.588(cc)	07/25/25	39,772	830,354
Series K052, Class X1, IO	0.648(cc)	11/25/25	11,899	296,597
Series K053, Class X1, IO	0.883(cc)	12/25/25	44,827	1,532,145
Series K054, Class X1, IO	1.166(cc)	01/25/26	30,304	1,396,782
Series K058, Class X1, IO	0.923(cc)	08/25/26	40,816	1,697,429
Series K090, Class X1, IO	0.705(cc)	02/25/29	22,962	1,164,062
Series K111, Class X1, IO	1.572(cc)	05/25/30	29,391	3,574,694
Series K113, Class X1, IO	1.387(cc)	06/25/30	119,114	12,928,750
Series K114, Class X1, IO	1.118(cc)	06/25/30	75,496	6,676,991
Series K116, Class X1, IO	1.427(cc)	07/25/30	49,200	5,418,165
Series K121, Class X1, IO	1.028(cc)	10/25/30	127,808	10,425,204
Series K717, Class X1, IO	0.420(cc)	09/25/21	3,507	52
Series KG03, Class X1, IO	1.381(cc)	06/25/30	101,850	10,774,304
Series Q001, Class XA, IO	2.144(cc)	02/25/32	6,164	654,940

GCC Home Equity Trust, Series 2021-03, Class A, 144A	0.000(cc)	08/17/23	17,250	17,250,000
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.635(c)	11/21/35	7,780	7,794,675
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.935(c)	11/21/35	4,500	4,516,974

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.427%(cc)	04/10/47	30,000	$336,831
Series 2014-GC22, Class XB, IO	0.298(cc)	06/10/47	35,000	345,433
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	46,868
Series 2014-GC26, Class XB, IO	0.295(cc)	11/10/47	56,483	608,729
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,826,875

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,540,326
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,656,527
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,786,440
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,374,797

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	10,000	10,107,499
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	5,753,324
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	3,775	3,499,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,228,220
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	286	294,104
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,748,296
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,644,061
Series 2020-HR08, Class XB, IO	0.878(cc)	07/15/53	54,413	3,986,318
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.293(c)	01/15/26	8,475	8,554,623
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.843(c)	01/15/26	2,975	3,006,582
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	6,995,939
Series 2017-C06, Class A3	3.581	12/15/50	5,000	5,333,499
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,866,796

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.277(cc)	05/10/63	4,127	32,759
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.930(cc)	07/15/48	24,000	1,025,069
Series 2016-LC24, Class XB, IO	1.002(cc)	10/15/49	20,910	969,580
Series 2017-C40, Class A3	3.317	10/15/50	2,600	2,820,423

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.943%(c)	05/15/31		1,800	$1,805,624
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.493(c)	05/15/31		1,700	1,705,310
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.593(c)	05/15/31		2,200	2,206,866
					381,956,696

Total Commercial Mortgage-Backed Securities (cost $403,738,193)					414,756,307
Corporate Bonds 39.9%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	312,923
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,332,792
					3,645,715
Belgium 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		2,000	2,564,822
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	5,334,902
					7,899,724
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	10,521	16,048,417
Gtd. Notes	6.625	01/16/34	GBP	7,085	11,369,355
Gtd. Notes, EMTN	6.250	12/14/26	GBP	8,644	13,755,867

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	238,364
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	20,610	4,065,792
					45,477,795

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada 0.9%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250%	04/01/42		35	$46,840
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	63,103
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	70,479
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	4,061,524
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	4,215,884
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,535	2,626,365
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,325,449
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,300,246
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,701,530
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	4.000	04/15/24		400	428,772
Sr. Unsec’d. Notes	4.250	04/15/27		3,500	3,919,310
Hydro-Quebec,
Local Gov’t. Gtd. Notes, MTN	6.000	02/15/40	CAD	1,000	1,237,844
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		654	823,004
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	896,438
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,596,483
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,321,123
Local Gov’t. Gtd. Notes, Series JM	5.000	02/15/45	CAD	2,000	2,320,918

Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,116,379
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		1,225	1,289,774
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,593,523
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,568,138
Sr. Unsec’d. Notes	4.200	04/01/29		490	570,713

Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	1.848(s)	04/11/31	CAD	10,000	6,573,904
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	591,148
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,752,158
Sr. Unsec’d. Notes	6.000	08/15/40		4,360	5,680,751

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes	2.050%	07/10/24	AUD	2,470	$1,882,304
Sr. Unsec’d. Notes	3.005	05/30/23	CAD	1,000	835,225
					53,409,329
China 0.9%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	11,475,190
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	54,000	8,750,625
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		3,043	3,167,179
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,303,720
Bank of China Ltd.,
Sr. Unsec’d. Notes, EMTN	0.420	11/29/21	JPY	100,000	911,581
Sr. Unsec’d. Notes, EMTN	3.150	10/16/21	CNH	6,000	928,504
Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	766,849
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	4,216,339
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	759,731
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,455,552
Unsec’d. Notes	1.860	04/09/23	CNH	10,000	1,528,605
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,623,517
Unsec’d. Notes, Series 2015	3.700	10/20/30	CNH	20,000	3,190,237

Industrial & Commercial Bank of China Ltd., Sr. Unsec’d. Notes	2.957	11/08/22		2,000	2,055,727
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150	05/01/27		575	621,681
Gtd. Notes, 144A	3.400	05/01/30		725	802,149

Sinopec Century Bright Capital Investment Ltd., Gtd. Notes	4.500	10/31/21	CNH	10,000	1,549,920
State Grid Overseas Investment 2016 Ltd., Gtd. Notes, EMTN	0.797	08/05/26	EUR	2,080	2,538,399
					57,645,505
Denmark 0.3%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		9,300	9,347,699
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		4,645	4,683,891
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,167,677
					15,199,267

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 2.1%
Altice France SA, Sr. Sec’d. Notes	3.375%	01/15/28	EUR	8,475	$9,890,790
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,878,948
Sr. Unsec’d. Notes, Series 21	0.300	10/13/23	JPY	300,000	2,739,802
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27		3,400	3,371,363
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28		12,100	12,174,661
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	5,432,700
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	12,346
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	304,747
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32		7,422	7,367,378
Sr. Unsec’d. Notes, EMTN	0.562	06/24/24	JPY	100,000	913,599
Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	2,811,886
Sr. Unsec’d. Notes, Series 05	0.530(ff)	12/10/26	JPY	500,000	4,561,255
Sub. Notes, Series 01	2.047	01/30/25	JPY	100,000	942,737

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,641,319
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		2,545	2,523,956
Sr. Unsec’d. Notes, EMTN	4.400	07/06/27	AUD	1,200	1,008,914
Sr. Unsec’d. Notes, Series 4	0.959	06/08/28	JPY	400,000	3,722,055
Sr. Unsec’d. Notes, Series 7	1.248(ff)	06/04/26	JPY	600,000	5,637,947
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	322,972

Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	2,800	4,112,291
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.450	11/30/28	EUR	600	789,222
Loxam SAS,
Sr. Sec’d. Notes	2.875	04/15/26	EUR	5,200	6,160,789
Sr. Sub. Notes	4.500	04/15/27	EUR	3,800	4,532,269
Sr. Sub. Notes	5.750	07/15/27	EUR	3,600	4,432,413
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	900	1,073,432
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,819,882
Sr. Unsec’d. Notes, EMTN	5.250	01/31/35	GBP	200	412,316
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,100	6,144,880
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		18,960	19,864,405
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		5,055	5,436,565
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	1,944,959

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA, (cont’d.)
Sub. Notes, EMTN	5.000%	05/19/27	AUD	220	$181,974
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	781,649

Societe Nationale SNCF SA, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,798,379
					128,744,800
Germany 0.8%
Daimler International Finance BV,
Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	155,301
Gtd. Notes, EMTN	3.780	03/22/22	CNH	2,000	310,603
Gtd. Notes, EMTN	4.500	09/21/21	CNH	16,000	2,478,634
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	730,511
Gtd. Notes, MTN	3.800	09/27/27	AUD	900	746,299
Deutsche Bank AG,
Sr. Unsec’d. Notes	1.686	03/19/26		4,350	4,412,752
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		3,760	3,844,406
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	3,187,686
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	9,000	1,371,262
Unsec’d. Notes	4.550(s)	11/07/22		1,814	1,794,650

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	402	421,094
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	12,086	14,361,757
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	2,400	2,981,234
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	2,000	2,399,382
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	4,300	5,341,377

Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	1,000	1,221,897
					45,758,845
Hong Kong 0.2%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,000	11,243,837
Swire Pacific MTN Financing Ltd., Gtd. Notes, EMTN	3.900	11/05/30	HKD	5,000	736,303
					11,980,140

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375%	06/24/25	EUR	4,170	$5,197,231
Iceland 0.1%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	5,000	5,836,986
India 0.2%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	11,185	14,268,971
Indonesia 0.2%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	530,065
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,400	3,044,863
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,141,824

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	7,969,166
					12,685,918
Israel 0.5%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	6.875	06/21/23		3,000	3,341,939
Sr. Sec’d. Notes	7.875	12/15/26		5,500	7,002,467
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,477,169
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	2,126,430
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,750	12,696,212
					28,644,217
Italy 0.3%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	1,000	1,203,597
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	3,054,149
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,561,483
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		310	321,947

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Intesa Sanpaolo SpA, (cont’d.)
Sub. Notes, 144A	4.198%	06/01/32		1,430	$1,472,044

Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,454,906
UniCredit SpA, Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	8,510,994
					19,579,120
Jamaica 0.2%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		1,100	1,068,449
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		1,035	1,032,309
Sr. Sec’d. Notes, 144A	8.750	05/25/24		750	779,302
Sr. Sec’d. Notes, 144A	8.750	05/25/24		7,250	7,543,466
					10,423,526
Japan 0.1%
Central Nippon Expressway Co. Ltd., Sr. Unsec’d. Notes, EMTN	1.873	09/26/24	AUD	3,000	2,243,331
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,945,745
Mizuho Bank Ltd., Certificate of Deposit	1.700	08/07/24	AUD	600	452,797
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	811,001
Nomura Holdings, Inc., Sr. Unsec’d. Notes	2.608	07/14/31		2,070	2,101,172
					8,554,046
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	7,200	8,459,738
Gtd. Notes	3.638	06/20/22	CHF	5,550	6,305,979
					14,765,717

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 0.3%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	6,300	$7,679,708
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	10,000	12,190,014
					19,869,722
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	4,125,382
Mexico 1.0%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		12,147	12,693,415
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	11,575	13,763,660
Gtd. Notes	6.500	01/23/29		1,480	1,533,736
Gtd. Notes	6.840	01/23/30		120	125,104
Gtd. Notes	9.500	09/15/27		2,000	2,334,385
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,422,101
Gtd. Notes, EMTN	2.500	08/21/21	EUR	3,200	3,796,702
Gtd. Notes, EMTN	3.750	02/21/24	EUR	4,200	5,089,369
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	391,219
Gtd. Notes, EMTN	3.750	04/16/26	EUR	3,057	3,622,944
Gtd. Notes, EMTN	4.875	02/21/28	EUR	9,000	10,663,917
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,985,783
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	770,164
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	0.586(c)	02/15/24		2,063	2,066,805
					60,259,304
Netherlands 0.6%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	563,348
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	917,653
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	653,959
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,940,620
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,502,898
Sr. Unsec’d. Notes, MTN	1.765(s)	04/05/28	CAD	2,600	1,857,221
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	270,364

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
Cooperatieve Rabobank UA, (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.500%	12/14/26	AUD	2,412	$1,877,671
Sub. Notes, Series 1	1.429	12/19/24	JPY	300,000	2,795,780

ING Groep NV, Sr. Unsec’d. Notes	4.050	04/09/29		2,525	2,923,290
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	4.550	03/16/29	CAD	230	222,570
OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	9,300	11,486,617
United Group BV,
Sr. Sec’d. Notes	4.875	07/01/24	EUR	300	359,834
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	4,361,248

Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	7,086,447
Ziggo BV, Sr. Sec’d. Notes	4.250	01/15/27	EUR	160	195,969
					39,015,489
Norway 0.2%
Equinor ASA,
Gtd. Notes	2.875	04/06/25		8,720	9,342,417
Gtd. Notes	6.800	01/15/28		2,265	2,909,996
					12,252,413
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		101	118,701
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.077(s)	06/02/25		1,185	1,129,457
					1,248,158
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,500	4,742,504
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		200	242,167
					4,984,671

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375%	06/01/25	EUR	500	$627,300
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	782,486
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	6,059,871
					7,469,657
Portugal 0.8%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	20,100	33,521,336
Sata Air Acores-Sociedade Acoriana de Transportes Aereos SA, Local Gov’t. Gtd. Notes	3.000	11/06/30	EUR	15,000	17,499,330
					51,020,666
Qatar 0.1%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,138,928
Gtd. Notes, EMTN	4.350	01/29/22	CNH	8,310	1,294,282
Gtd. Notes, MTN	4.900	02/01/28	AUD	840	711,032
					3,144,242
Russia 0.8%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	2,000	2,242,678
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,500	4,358,424
Sr. Unsec’d. Notes	2.750	11/30/21	CHF	1,200	1,334,247
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	11,039	16,302,604

Gazprom PJSC via Gaz Finance PLC, Sr. Unsec’d. Notes	2.950	04/15/25	EUR	2,000	2,525,288
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	9,450	10,521,705
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	1,300	1,436,069
Sr. Unsec’d. Notes	2.200	05/23/27	EUR	621	779,155
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	5,827	10,796,584
					50,296,754

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.1%
BOC Aviation USA Corp., Gtd. Notes, 144A, MTN(a)	1.625%	04/29/24		1,670	$1,684,086
Clifford Capital Pte Ltd., Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		5,000	5,470,235
					7,154,321
South Africa 0.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28		1,350	1,498,784
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	13,322,522

Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		800	818,895
					15,640,201
South Korea 0.6%
Hyundai Capital Services, Inc., Sr. Unsec’d. Notes, Series 14	0.400	08/02/21	JPY	100,000	911,536
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	48,000	6,029,311
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	1,055,685
Korea Expressway Corp.,
Sr. Unsec’d. Notes, EMTN	3.100	06/08/26		600	650,799
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	10,581,179
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,461,015

Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	280,854
Korean Air Lines Co. Ltd., Gov’t. Gtd. Notes, Series 1	0.320	02/21/22	JPY	600,000	5,472,166
KT Corp., Sr. Unsec’d. Notes, Series 9	0.220	07/19/22	JPY	700,000	6,379,217
					37,821,762
Spain 0.6%
Banco Santander SA,
Sr. Unsec’d. Notes	1.849	03/25/26		15,400	15,681,371
Sr. Unsec’d. Notes	2.958	03/25/31		1,400	1,465,571
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,760,809
Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,451,619
Sub. Notes	2.749	12/03/30		1,000	1,008,285

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000%	02/15/33	EUR	11,900	$14,249,755
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	696	885,134
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	224	284,871
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		1,566	1,095,524
					38,882,939
Supranational Bank 1.2%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	4,000	2,785,188
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	908,344
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,450,622

Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN	0.375	09/09/25	THB	72,000	2,116,159
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,391,887
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,410,992

EUROFIMA, Sr. Unsec’d. Notes, MTN	4.550	03/30/27	CAD	900	835,941
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,292,479
Unsec’d. Notes, GMTN	1.250	07/10/23	PEN	4,500	1,096,152
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,528	1,584,263
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	4,963,124
Sr. Unsec’d. Notes, 144A, MTN	2.047(s)	05/28/37	CAD	20,500	11,090,536
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	588,658
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	890,056
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	1,000,229
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	1,996,808
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	1,229,817
Sr. Unsec’d. Notes, EMTN	1.375	05/12/28	SEK	280	34,624
Sr. Unsec’d. Notes, EMTN	1.500	11/21/26		500	499,901
Sr. Unsec’d. Notes, EMTN	2.106(s)	05/28/37	CAD	9,350	5,045,101
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	570,252
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	716,087
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	137,000,000	9,962,253
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	30,901

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
International Bank for Reconstruction & Development,
Notes, MTN	0.887%(s)	03/01/26		1,350	$1,276,344
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	5,289,001
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	839,952
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	146,749
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	257,899
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,609,668
Sr. Unsec’d. Notes, MTN	1.600(cc)	10/20/26		18	18,034
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	1,006,550
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,193,410
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,184,098

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,524,439
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		198	201,730
					74,038,248
Switzerland 0.5%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	6,354,597
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,448,769
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		4,630	4,843,162
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	3,027,631
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	3,338,141
Sr. Unsec’d. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,124,909
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	573,485

UBS AG, Sr. Unsec’d. Notes	1.200	07/30/25	AUD	1,855	1,372,386
UBS Group AG,
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23		990	1,014,292
Sr. Unsec’d. Notes, 144A	3.491	05/23/23		1,100	1,127,442
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,799,424
Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32		5,530	5,499,211
					32,523,449
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	547,153

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	1,100	$1,348,103
United Arab Emirates 0.9%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.375	04/23/25		1,070	1,200,342
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	13,800	17,469,877
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,130	859,039
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	1,975,724

DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,987	2,522,443
DP World PLC,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	6,180	9,741,897
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,900,500
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes	3.050	02/26/30	AUD	600	450,776
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	7,730	6,492,984
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	3,448,962

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN(a)	2.750	06/18/26	EUR	4,000	5,366,881
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,983	2,731,813
Sr. Unsec’d. Notes, EMTN	4.500	09/10/21	CNH	8,000	1,239,633
					56,400,871
United Kingdom 3.2%
Barclays PLC,
Sr. Unsec’d. Notes	4.375	01/12/26		800	902,684
Sr. Unsec’d. Notes, EMTN	1.125	07/12/23	CHF	1,200	1,361,685
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,362,242
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,623,100
Sr. Unsec’d. Notes, MTN	4.327	06/15/23	AUD	1,750	1,367,238
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29		5,520	6,514,576
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	868,379
Sr. Unsec’d. Notes, Series 1	1.232(ff)	09/25/24	JPY	100,000	927,086
Sub. Notes	4.836	05/09/28		3,780	4,290,185

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	21,100	29,292,257
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	9,299,011

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

BP Capital Markets PLC, Gtd. Notes	4.375%(ff)	06/22/25(oo)		14,500	$15,508,113
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	7,495	12,507,783
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	3,400	5,041,281
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	154,468
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	6,400	7,781,800
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	5,500	6,418,354
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	3,200	3,890,900

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30		3,625	3,812,647
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,636,707
Sr. Unsec’d. Notes, EMTN	3.300(ff)	09/28/24		11,320	11,113,645
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.645(ff)	04/18/26		1,255	1,274,006
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,705,921
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	1,870	1,429,034
Sr. Unsec’d. Notes, Series 2	0.842	09/26/23	JPY	700,000	6,443,152
Sr. Unsec’d. Notes, Series 4	0.575(ff)	09/13/24	JPY	100,000	915,425

Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,210	1,765,995
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	7.500(cc)	04/02/32		1,200	957,999
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		1,850	1,905,509
Sr. Unsec’d. Notes	3.870(ff)	07/09/25		5,695	6,174,236
Sr. Unsec’d. Notes, MTN	4.250	11/22/27	AUD	160	133,833
Sub. Notes	4.582	12/10/25		2,250	2,536,530
Natwest Group PLC,
Sr. Unsec’d. Notes	3.875	09/12/23		1,000	1,066,580
Sr. Unsec’d. Notes	4.269(ff)	03/22/25		5,860	6,364,022
Sr. Unsec’d. Notes	4.892(ff)	05/18/29		800	945,428
Sr. Unsec’d. Notes	5.076(ff)	01/27/30		1,700	2,037,282
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	700	841,427
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,859,040

Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	2,402,020

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571%	01/10/23		3,065	$3,107,030
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	958,284
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	4,042,815
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	8,518,789

William Hill PLC, Gtd. Notes, MTN(a)	4.750	05/01/26	GBP	3,315	5,002,319
					193,060,817
United States 20.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29		6,090	6,698,874
Sr. Unsec’d. Notes	4.050	11/21/39		2,975	3,531,413
Sr. Unsec’d. Notes	4.250	11/21/49		2,870	3,518,720

Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,500,548
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	906,543
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	909,212
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	735,849
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	5,735,336

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		5,000	5,127,672
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	4,056,869
Gtd. Notes	3.400	02/04/41		3,135	3,037,833

AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		975	870,061
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)		7,965	8,030,430
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,713,840
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,800	4,189,280
Sr. Unsec’d. Notes	5.625	05/20/24		3,050	3,333,998

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25		600	$646,964
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		1,170	1,324,340
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		5,715	6,157,619
Sr. Unsec’d. Notes	4.101	03/01/28		1,005	1,158,646
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	594,265
Gtd. Notes, 144A	9.000	11/01/27		629	861,159
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,969,494

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	7,013,433
AT&T, Inc.,
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	2,280	1,868,973
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	134,832
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	4,284,474
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		97	97,849
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		1,511	1,559,487
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		5,787	5,997,389
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	3,637,584
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		24,396	25,157,550
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		18,820	19,653,727
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,968,262
Sr. Unsec’d. Notes, EMTN	(5.214)(s)	03/31/22	EUR	1,143	1,617,943
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	619,247
Sr. Unsec’d. Notes, MTN(v)	2.087(ff)	06/14/29		25,850	26,331,230
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,847,926
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	5,167,374
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	5,576,892
Sub. Notes	6.800	03/15/28		377	488,943
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	979,072

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		1,550	1,677,713
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	2,476,089
Gtd. Notes, 144A	5.250	01/30/30		5,175	4,874,865
Gtd. Notes, 144A(a)	5.250	02/15/31		2,500	2,342,743
Gtd. Notes, 144A	6.125	04/15/25		1,454	1,485,547
Gtd. Notes, 144A	6.250	02/15/29		400	398,253

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27		1,300	$1,351,789
Gtd. Notes	6.750	03/15/25		2,075	2,146,697
Gtd. Notes	7.250	10/15/29		1,675	1,839,235
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	14,985,525
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	927,232
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,792,700

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	5,491,821
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	5,119,624
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.200	06/15/26		1,670	1,839,620
Sr. Unsec’d. Notes(h)	3.400	07/26/29		3,790	4,294,836
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,152,948
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	3,278,819
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		2,626	2,866,728
Gtd. Notes, 144A	3.500	02/15/41		3,765	3,912,188
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	7,240,607

Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,806,297
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,500	2,518,943
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,781	2,847,890
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,750,465
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	2,201,815
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	5,069,358

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	1.150	04/21/23	JPY	200,000	1,841,869
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	9,796,678
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,782,053
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	737,231
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,033,701

Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		2,275	2,324,380

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
CF Industries, Inc.,
Gtd. Notes	3.450%	06/01/23		600	$619,764
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	7,470,733
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,753,298
Sr. Sec’d. Notes	3.900	06/01/52		3,365	3,489,919
Sr. Sec’d. Notes	4.800	03/01/50		5,250	6,172,048
Sr. Sec’d. Notes	6.384	10/23/35		2,357	3,179,036
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	678,512
Gtd. Notes, 144A	5.875	02/01/29		600	640,882
Cigna Corp.,
Gtd. Notes	3.050	11/30/22		3,000	3,101,106
Sr. Unsec’d. Notes	2.400	03/15/30		2,665	2,771,226

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	811,138
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.500(cc)	06/12/24		8,398	9,115,343
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	865,096
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	19,734,907
Sr. Unsec’d. Notes	1.122(ff)	01/28/27		15,750	15,620,899
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	6,822,387
Sr. Unsec’d. Notes	2.750	04/25/22		600	609,612
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	7,744,804
Sr. Unsec’d. Notes(v)	3.106(ff)	04/08/26		12,950	13,870,645
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	13,491
Sr. Unsec’d. Notes, GMTN	0.620	09/21/27	JPY	100,000	912,705
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,517,329
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	661,144
Sr. Unsec’d. Notes, Series 18BR	2.360	09/16/25	JPY	300,000	2,937,897
Sub. Notes	4.400	06/10/25		3,000	3,355,648

Comcast Corp., Gtd. Notes	3.150	02/15/28		2,000	2,205,043
Corning, Inc., Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	896,089
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		1,227	1,420,749
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,777,592

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Danaher Corp., Sr. Unsec’d. Notes	2.100%	09/30/26	EUR	600	$790,290
DH Europe Finance II Sarl, Gtd. Notes(a)	0.450	03/18/28	EUR	2,200	2,677,202
Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	14,054	16,923,381
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		3,740	1,489,862
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31		2,965	3,111,045
Gtd. Notes	3.500	12/01/29		3,250	3,519,503
Gtd. Notes	4.400	03/24/51		955	1,091,603
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,695,077
Gtd. Notes	5.300	05/15/49		2,480	3,185,490

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	3,426,396
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		720	801,145
Sr. Unsec’d. Notes	9.400	05/15/39		152	274,723

Eastman Chemical Co., Sr. Unsec’d. Notes	4.500	12/01/28		600	708,795
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	8,043,098
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,165,179
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,649,331
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29		1,580	1,723,856
Gtd. Notes	3.700	01/31/51		210	230,728
Gtd. Notes	3.950	01/31/60		220	247,493

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	288,514
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,824,283
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	7,600	9,686,380
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	5,489,595
Sr. Unsec’d. Notes	5.291	12/08/46		3,000	3,431,799
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		1,000	1,002,016
Sr. Unsec’d. Notes	4.134	08/04/25		200	214,014

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.687%	06/09/25		2,015	$2,188,423
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	381,034
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,505,672
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	2,695,892
Sr. Unsec’d. Notes	5.400	04/01/48		4,600	5,913,632
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28		2,900	3,216,151
Gtd. Notes	3.950	04/13/24		250	269,033

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,062,070
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	11,414,504
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		19,340	19,477,155
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,416,734
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	10,016,759
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,622,031
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	177,229
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	3,216	3,777,635
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap 7.000%, Floor N/A)	0.127(c)	06/30/25	EUR	2,227	2,562,525
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	917,103
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,822,034
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	93,319
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	235,755
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22		1,500	1,530,888
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24		9,338	10,074,050
Sr. Unsec’d. Notes, EMTN	4.000(ff)	11/30/24		40	39,467
Sr. Unsec’d. Notes, EMTN	5.220(ff)	08/24/30	EUR	5,000	8,432,687
Sr. Unsec’d. Notes, MTN	2.383(ff)	07/21/32		1,770	1,799,872
Sub. Notes	4.750	10/12/21	EUR	3,000	3,591,603

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	4,554,798
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24		6,000	6,000,000
Sr. Unsec’d. Notes, Series 2A-1, 144A, 1 Month LIBOR + 2.270%	2.359(c)	05/31/25		19,100	19,040,606
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		1,200	1,442,820
Gtd. Notes	7.500	11/06/33		2,000	2,846,928

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.750%	07/15/36		2,000	$2,821,828
Sr. Sec’d. Notes	5.250	04/15/25		3,000	3,441,869
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,967,373
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.000	03/10/24	EUR	6,700	8,012,256
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	3,705,153

Host Hotels & Resorts LP, Sr. Unsec’d. Notes	3.875	04/01/24		5,000	5,336,389
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	0.228(c)	09/15/30		428	423,880
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,616,288
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000	06/20/22		2,000	2,042,597
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,675,017
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	119,505
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	2,162,174
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	685,435
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		2,741	3,008,248
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,293,823
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		2,600	2,905,956

Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32		9,275	9,539,638
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,940	4,792,886
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	24,314,399
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599(c)	10/30/21(oo)		219	219,779
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.465(c)	10/01/21(oo)		1,000	999,975
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	3.976(c)	11/01/21(oo)		1,410	1,417,409
Sr. Unsec’d. Notes(v)	1.953(ff)	02/04/32		13,490	13,320,499
Sr. Unsec’d. Notes(v)	2.525(ff)	11/19/41		6,200	6,068,654
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	7,900,642

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes(v)	3.509%(ff)	01/23/29		3,200	$3,552,115
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,789,830

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	15,390	4,844,222
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,978,421
Gtd. Notes	7.500	09/15/22		1,000	1,068,797

Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,156,193
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		1,850	1,967,515
Gtd. Notes	4.875	10/01/49		15	18,662

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	4,303,031
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,331,909
Gtd. Notes, 144A	3.951	10/15/50		90	101,997

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,987,393
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49		960	1,138,559
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		9,050	12,731,711
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	1,010,179
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	9,352,486

Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34		420	487,034
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	6,316,184
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.450	09/08/26	AUD	1,220	982,984
Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	5,090	4,213,438
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	6,200	7,625,858
Gtd. Notes	1.500	07/02/39	EUR	500	652,466
Gtd. Notes(a)	1.625	03/07/31	EUR	2,500	3,344,098
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,829,234
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,775,483

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	5,525,593

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Metropolitan Life Global Funding I, Sec’d. Notes, MTN	4.000%	07/13/27	AUD	300	$248,610
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	1,175	1,334,640
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.736(c)	10/15/21(oo)		1,415	1,420,166
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	16,200	19,471,499
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		9,615	9,760,731
Sr. Unsec’d. Notes	3.217(ff)	04/22/42		2,480	2,663,828
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	157,855
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	317,435
Sr. Unsec’d. Notes, EMTN	3.240	12/14/22	EUR	2,200	2,708,315
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	846,423
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,643,499
Sr. Unsec’d. Notes, EMTN	7.500(cc)	04/02/32		14,500	12,123,429
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,395,862
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,151,567
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	900	1,157,697
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		9,080	8,916,552

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		1,665	1,950,068
MPLX LP,
Sr. Unsec’d. Notes(a)	4.000	03/15/28		515	578,743
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,254,596

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,183,552
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,530,418
Gtd. Notes, 144A	6.000	01/15/27		735	768,096

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		1,300	1,448,335
Newmont Corp., Gtd. Notes	2.250	10/01/30		1,995	2,028,824
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	271,763
Sr. Unsec’d. Notes	4.050	08/15/52		165	199,846

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,986,760
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	42,203

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

ONEOK Partners LP, Gtd. Notes	4.900%	03/15/25		2,000	$2,241,976
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30		7,350	7,789,848
Gtd. Notes	4.450	09/01/49		2,000	2,272,672
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		1,575	1,615,240
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		2,100	2,163,386

Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24		7,200	7,965,082
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	2,162,188
Pilgrim’s Pride Corp., Gtd. Notes, 144A	4.250	04/15/31		4,550	4,842,720
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		2,055	2,196,937
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,573,853

Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	0.550	07/30/24		3,000	2,991,388
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,830,386
Gtd. Notes	0.972	09/25/28	JPY	700,000	6,575,046
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	14,016,766
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,888,109

Range Resources Corp., Gtd. Notes	9.250	02/01/26		4,805	5,216,443
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	10,161,253
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,525	4,669,205
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	2,202,476
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000	10/15/25		5,833	5,993,408
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,629,084
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,690,761
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	7,711	9,205,503
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		9	9,946

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	675	$817,755
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		1,985	3,060,156
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,299,935
Gtd. Notes	7.625	02/15/25		300	353,985

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		3,175	3,265,060
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	3,280,299
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,694,077
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,789,655
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,167,619
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	3,076,152
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,488,356
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	407,755
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		3,225	3,434,161
Sec’d. Notes, 144A	6.250	02/01/27		800	833,673
Sr. Sec’d. Notes, 144A	5.125	11/01/27		2,905	3,048,367
Sr. Unsec’d. Notes	6.750	06/15/23		1,025	1,113,506

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.647(c)	09/30/24		15,020	15,078,106
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	5,481,681
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	686,140

Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	3,164,047
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		2,500	2,976,351
Sr. Sec’d. Notes	4.500	04/15/50		3,110	3,788,223

Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		102	108,803
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25		3,158	3,468,986
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		42	43,353

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26		3,750	$3,857,826
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	977,541
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		840	864,619
Gtd. Notes	4.875	01/15/28		3,115	3,293,286
Gtd. Notes	5.250	01/15/30		2,340	2,557,667
Gtd. Notes	5.500	05/15/27		500	526,005

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		7,000	7,456,892
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,588,355
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,832,743
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		495	505,589
Sr. Sec’d. Notes, 144A	4.125	08/15/31		495	510,493
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		480	495,536
Gtd. Notes	2.850	12/15/32		8,375	8,980,232
Gtd. Notes	3.100	12/15/29		10,635	11,551,283
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	3,800	4,846,092
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	2,089,895
Sr. Unsec’d. Notes	2.550	03/21/31		5,370	5,582,858
Sr. Unsec’d. Notes	4.050	03/22/51	CAD	3,200	2,717,493
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,193,405
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	764,964
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,950	4,004,132
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	618,333

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.850	09/01/43		5,680	7,903,242
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		4,410	4,808,722
Gtd. Notes, 144A	4.000	06/22/50		4,425	4,787,399

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	4,160,064
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27		3,520	3,637,136
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	15,198,802

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000%	04/27/27	AUD	4,198	$3,467,454
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	1,182,801
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		3,100	3,151,534
Sr. Unsec’d. Notes	2.800	06/01/31		10,300	10,885,872
Sr. Unsec’d. Notes	3.100	01/15/30		5,600	6,048,010
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	2,234,053
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,664,788

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	11,882,958
Xerox Corp., Sr. Unsec’d. Notes	4.375	03/15/23		460	480,716
					1,250,972,703

Total Corporate Bonds (cost $2,360,714,314)					2,451,793,877
Residential Mortgage-Backed Securities 4.8%
Bermuda 1.0%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28		545	549,161
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939(c)	10/25/28		518	519,795
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.539(c)	04/25/29		532	532,158
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.189(c)	07/25/29		807	807,758
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.689(c)	07/25/29		2,400	2,407,414
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	10/25/29		1,240	1,240,350
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.089(c)	10/25/29		4,500	4,502,819
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31		6,040	6,073,158

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000%(c)	03/25/31	1,750	$1,828,704
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.889(c)	04/25/29	620	619,612
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	10/25/30	1,210	1,209,604
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.089(c)	10/25/30	3,180	3,192,020
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.589(c)	10/25/30	2,240	2,273,519
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	2,710	2,743,664
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	4,200	4,293,573
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.739(c)	05/25/29	378	377,943
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.639(c)	07/25/33	9,211	9,182,563
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.643(c)	01/25/34	2,855	2,854,988
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.843(c)	01/25/34	4,790	4,789,980

Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.639(c)	07/25/28	186	185,898
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	07/25/29	30	30,254
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	10/25/33	2,640	2,648,510

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Oaktown Re VI Ltd., (cont’d.)
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.100%(c)	10/25/33		1,865	$1,888,732
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.489(c)	03/25/28		59	58,891
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.039(c)	01/25/30		600	599,641
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.539(c)	01/25/30		1,800	1,803,579
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	12/27/33		4,840	4,843,107
					62,057,395
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	9,380	11,060,370
United Kingdom 0.2%
Jupiter Mortgage No. 1 PLC, Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	07/20/60	GBP	4,200	5,860,961
Paragon Mortgages PLC, Series 12X, Class B1B	0.000(cc)	11/15/38	EUR	1,041	1,209,820
Residential Mortgage Securities PLC, Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.299(c)	06/20/70	GBP	5,641	7,927,192
					14,997,973
United States 3.4%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.250(c)	07/27/57		901	892,344
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.659(c)	09/26/45		97	97,772
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.250(cc)	09/15/21		6,679	6,667,905

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.837%(c)	08/29/22	19,416	$19,427,829
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.189(c)	06/25/39	777	779,057
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.189(c)	10/25/39	521	524,017
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.139(c)	01/25/40	1,169	1,174,975

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	2,670	2,706,491
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.239(c)	10/25/30	435	441,377
Fannie Mae REMICS, Series 2012-107, Class GI, IO	3.500	09/25/27	3,845	243,037
FHLMC REMICS, Series 4166, Class IO, IO	3.500	02/15/43	6,155	991,797
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50	595	625,124
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50	2,875	2,919,019
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939(c)	02/25/50	4,060	4,087,912
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.189(c)	06/25/50	750	784,275
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	06/25/50	1,197	1,202,683
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.189(c)	03/25/50	309	313,052
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.339(c)	09/25/50	1,310	1,381,583
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.239(c)	09/25/50	690	695,009
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51	1,835	1,837,272

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.850%(c)	01/25/51	12,595	$12,633,381
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	3,330	3,387,164
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34	1,740	1,750,597
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.050(c)	08/25/33	12,300	12,353,812
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.300(c)	08/25/33	17,900	18,099,048
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/33	2,000	2,025,028

Government National Mortgage Assoc., Series 2021-25, Class HZ	2.000	02/20/51	1,548	1,466,428
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	6,665	6,704,828
Series 2020-GS05, Class A1, 144A	3.250	06/25/60	921	937,607
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.700(c)	12/11/21	11,820	11,824,472
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.590(c)	02/22/23	10,090	10,104,829
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.842(c)	03/31/23	8,970	9,001,773
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.842(c)	03/31/23	9,560	9,570,604
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.700(c)	02/16/22	23,740	23,770,907
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.841(c)	06/25/54	12,890	12,873,971
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.991(c)	06/25/54	2,505	2,498,734
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.191(c)	06/25/54	2,225	2,219,445

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
MSG III Securitization Trust, (cont’d.)
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.391%(c)	06/25/54		940	$937,658

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	01/25/48		1,016	1,018,529
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.904(c)	12/25/22		14,792	14,856,613
					205,827,958

Total Residential Mortgage-Backed Securities (cost $291,873,075)					293,943,696
Sovereign Bonds 31.7%
Albania 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,267,657
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,267,657
					2,535,314
Andorra 0.0%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	492,536
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	1,200,956
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	952,628	1,737,600
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	55,495	101,171
					3,039,727
Australia 0.0%
Australia Government Bond, Sr. Unsec’d. Notes, Series 162	1.750	06/21/51	AUD	200	136,300
Treasury Corp. of Victoria, Local Gov’t. Gtd. Notes, MTN	2.250	11/20/41	AUD	2,000	1,448,080
					1,584,380

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Austria 0.3%
Republic of Austria Government Bond, Sr. Unsec’d. Notes, 144A	0.750%	03/20/51	EUR	100	$130,648
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	14,276	12,960,972
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,123	2,280,792
					15,372,412
Belgium 0.0%
Kingdom of Belgium Government Bond, Unsec’d. Notes Series 93, 144A	0.650	06/22/71	EUR	100	108,037
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	946,620
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,314,389
					2,369,046
Brazil 0.9%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		15,923	16,481,442
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		1,743	1,804,050
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		34,887	37,695,758
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		494	533,238
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,854
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		200	246,601
					56,766,943
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	0.375	09/23/30	EUR	3,167	3,751,785
Sr. Unsec’d. Notes, GMTN(a)	3.125	03/26/35	EUR	8,212	12,495,282
					16,247,067
Canada 0.5%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	731,532
City of Ottawa Ontario, Unsec’d. Notes	5.050	08/13/30	CAD	2,570	2,613,545

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)
City of Quebec,
Unsec’d. Notes	2.100%	07/06/31	CAD	3,000	$2,442,963
Unsec’d. Notes	2.250	11/28/29	CAD	2,500	2,072,978
Unsec’d. Notes	2.650	12/20/27	CAD	1,000	860,227
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,828,506
Unsec’d. Notes	2.650	11/09/29	CAD	775	667,207
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	880,455

City of Vancouver, Notes	2.700	12/15/26	CAD	2,000	1,726,887
Province of Alberta Coupon Strips,
Bonds	1.031(s)	06/01/26	CAD	500	377,243
Bonds	1.101(s)	12/01/26	CAD	550	410,394
Bonds	1.187(s)	06/01/27	CAD	650	479,221

Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,185	2,040,020
Province of Nova Scotia, Unsec’d. Notes	3.150	12/01/51	CAD	2,000	1,790,190
Province of Quebec,
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		500	612,857
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		430	541,966

Province of Quebec Residual Strips, Bonds	2.283(s)	04/01/35	CAD	10,000	5,761,412
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,300	3,027,921
					28,865,524
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	2.500	03/01/25	CLP	900,000	1,160,407
Bonds	5.000	03/01/35	CLP	505,000	677,644
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	1,205,527
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,390,870
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	305,486
					5,739,934
China 1.3%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	10,000	1,590,524

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series INBK	2.850%	06/04/27	CNH	6,000	$931,660
Bonds, Series INBK	3.270	11/19/30	CNH	20,000	3,192,154
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	782,075
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	313,672
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	637,911
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	79,359
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	398,432
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	324,212
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	10,500	1,721,082
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	3,044,258
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	6,000	1,010,900
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	32,000	5,556,299
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	53,000	9,047,183
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	10,997,991
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	7,147,217
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	10,500	1,811,109
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,991,201
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	5,000	898,366
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	30,000	4,931,158
China Government International Bond,
Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	2,142,584
Sr. Unsec’d. Notes	1.000	11/12/39	EUR	3,500	4,078,728
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	657,475
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,226,649
Unsec’d. Notes, Series 1910	3.860	05/20/29	CNH	10,000	1,605,791
Unsec’d. Notes, Series 2010	3.230	03/23/30	CNH	30,000	4,615,003
					79,732,993
Colombia 1.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,373,056
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,048,575
Sr. Unsec’d. Notes	8.375	02/15/27		2,745	3,372,614
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	4,586,670
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	2,098,053
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	63,034,857
					75,513,825

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Croatia 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125%	06/19/29	EUR	200	$245,876
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	4,145,944
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	6,148,311
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,082,675
Unsec’d. Notes	1.500	06/17/31	EUR	5,600	7,050,104
					18,672,910
Cyprus 1.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN(a)	1.250	01/21/40	EUR	7,550	9,491,079
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	2,944,331
Sr. Unsec’d. Notes, EMTN(a)	2.375	09/25/28	EUR	4,700	6,541,754
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	15,369,932
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	4,964,257
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	16,514	23,448,113
					62,759,466
Czech Republic 0.0%
Czech Republic Government Bond, Bonds, Series 95	1.000	06/26/26	CZK	50,000	2,259,126
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	1.750	11/15/25	DKK	3,520	618,356
Bonds(k)	4.500	11/15/39	DKK	1,800	520,876
Bonds, Series 10 Year, 144A(k)	0.500	11/15/29	DKK	4,300	733,327
Bonds, Series 10 Year(k)	0.500	11/15/27	DKK	12,110	2,047,847
Bonds, Series 30 Year, 144A(k)	0.250	11/15/52	DKK	5,000	793,175
					4,713,581
Dominican Republic 0.0%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,382,372

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577%	02/21/23		1,835	$1,921,616
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	857,362
					2,778,978
Estonia 0.0%
Estonia Government International Bond, Sr. Unsec’d. Notes	0.125	06/10/30	EUR	100	119,661
Finland 0.1%
Finland Government Bond, Sr. Unsec’d. Notes, 144A	0.125	04/15/52	EUR	100	112,330
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	752,803
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	0.500	12/21/21	NZD	3,000	2,084,353
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,844,083
					4,793,569
France 0.5%
Agence France Locale, Gtd. Notes, EMTN	1.125	06/20/28	EUR	1,500	1,941,091
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	27,732,399
French Republic Government Bond OAT, Bonds, 144A	0.500	05/25/72	EUR	100	101,168
					29,774,658
Germany 0.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds	0.000	08/15/50	EUR	100	117,991
Greece 2.7%
Hellenic Republic Government Bond,
Bonds(a)	3.900	01/30/33	EUR	2,710	4,373,969
Bonds	4.000	01/30/37	EUR	1,260	2,191,774
Bonds(a)	4.200	01/30/42	EUR	2,380	4,527,601
Bonds	4.300	02/24/23	EUR	8,686	10,994,919
Bonds	4.300	02/24/24	EUR	7,060	9,294,747
Bonds	4.300	02/24/25	EUR	6,156	8,358,176

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/26	EUR	4,491	$6,302,031
Bonds	4.300	02/24/27	EUR	8,108	11,710,643
Bonds	4.300	02/24/28	EUR	2,592	3,816,321
Bonds	4.300	02/24/29	EUR	3,981	5,949,236
Bonds	4.300	02/24/30	EUR	2,232	3,396,548
Bonds	4.300	02/24/31	EUR	4,975	7,709,972
Bonds	4.300	02/24/32	EUR	2,917	4,575,185
Bonds	4.300	02/24/33	EUR	1,750	2,811,023
Bonds	4.300	02/24/34	EUR	2,318	3,767,230
Bonds	4.300	02/24/35	EUR	5,165	8,548,401
Bonds	4.300	02/24/36	EUR	1,878	3,175,104
Bonds	4.300	02/24/37	EUR	3,607	6,176,025
Bonds	4.300	02/24/38	EUR	2,044	3,595,007
Bonds	4.300	02/24/39	EUR	2,113	3,713,889
Bonds	4.300	02/24/40	EUR	3,053	5,487,407
Bonds	4.300	02/24/41	EUR	2,532	4,538,620
Bonds	4.300	02/24/42	EUR	4,960	8,987,718
Bonds, 144A	1.500	06/18/30	EUR	4,000	5,160,578
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,311	16,704,583
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	8,429,664
					164,296,371
Guernsey 0.2%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	5,683	10,891,184
Hong Kong 0.0%
Airport Authority, Sr. Unsec’d. Notes, EMTN	1.950	11/20/30	HKD	3,000	393,033
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,659,793
					2,052,826
Hungary 0.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,503,814
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	5,317,176
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	5,049,305
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,225,934

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.750%	11/22/23		4,050	$4,536,068
Sr. Unsec’d. Notes, Series 02	1.290	09/18/30	JPY	700,000	6,458,926
Sr. Unsec’d. Notes, Series 08	0.740	09/18/25	JPY	100,000	917,006
					30,008,229
Iceland 0.1%
Iceland Government International Bond,
Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	3,142,268
Sr. Unsec’d. Notes	5.875	05/11/22		2,560	2,650,933
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	598,711
					6,391,912
India 0.4%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	2.250	01/13/31		4,400	4,161,863
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	2,989,331
Sr. Unsec’d. Notes, Series 03	0.590	09/05/22	JPY	1,700,000	15,472,888
					22,624,082
Indonesia 1.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	7,700	9,225,466
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	3,415	3,970,023
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	11,553,185
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	4,204,663
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	3,242,318
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,505	16,577,058
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	5,195	6,507,408
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	7,077,316
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	19,736,830
Sr. Unsec’d. Notes, Series 05	0.920	05/31/23	JPY	100,000	922,559
Sr. Unsec’d. Notes, Series 09	0.830	05/22/24	JPY	200,000	1,846,198
Sr. Unsec’d. Notes, Series 14	1.130	07/07/23	JPY	400,000	3,706,047
					88,569,071
Ireland 0.0%
Ireland Government Bond, Sr. Unsec’d. Notes	0.550	04/22/41	EUR	100	121,281

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Isle of Man 0.4%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375%	08/14/34	GBP	8,111	$16,644,843
Unsec’d. Notes	5.625	03/29/30	GBP	4,978	9,417,666
					26,062,509
Israel 0.3%
Israel Government Bond, Series 0330	1.000	03/31/30	ILS	4,000	1,236,108
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		5,000	5,384,583
Sr. Unsec’d. Notes	4.500	04/03/2120		1,240	1,605,330
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,360	7,348,031
					15,574,052
Italy 4.4%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	1,543	1,879,839
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	3,074,714
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	15,640	24,224,613

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,359	8,786,387
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	5,916,345
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	767,986
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	521,763
Sr. Unsec’d. Notes	2.875	10/17/29		2,900	3,079,608
Sr. Unsec’d. Notes	4.000	10/17/49		500	576,496
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	647	788,475
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	12,006,759
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	16,608	32,128,954
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	4,307,843
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	68,747	123,950,612
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	15,045	20,610,023
Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	7,098	12,552,200

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		11,108	$14,319,428
Sr. Unsec’d. Notes, Series 67, EMTN	0.117(ff)	05/11/26	EUR	3,000	3,551,815
					273,043,860
Japan 0.5%
Agriculture Forestry & Fisheries Finance Corp., Sr. Sec’d. Notes, Series 12	2.240	03/19/27	JPY	100,000	1,023,757
Honshu-Shikoku Bridge, Sr. Sec’d. Notes, Series 05	2.230	12/20/24	JPY	200,000	1,954,913
Japan Government Ten Year Bond, Bonds, Series 360(k)	0.100	09/20/30	JPY	100,000	922,381
Japan Government Thirty Year Bond,
Bonds, Series 66(k)	0.400	03/20/50	JPY	450,000	3,887,183
Bonds, Series 69(k)	0.700	12/20/50	JPY	400,000	3,721,480
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500	06/20/34	JPY	50,000	535,560
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,538,596
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	2,042,589
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	6,409,528
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	3,844,638
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,715,674

Japan Housing Finance Agency, Sr. Sec’d. Notes, Series 102	1.441	03/19/27	JPY	100,000	982,608
Japanese Government CPI Linked Bond, Bonds, Series 22	0.100	03/10/27	JPY	220,672	2,060,801
					31,639,708
Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	1,815,569
Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	2,000	2,367,066
Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	3,200	3,820,123
Sr. Unsec’d. Notes, EMTN(a)	2.375	11/09/28	EUR	10,815	14,342,846
					20,530,035

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Latvia 0.0%
Latvia Government International Bond, Unsec’d. Notes, GMTN	0.000%	03/17/31	EUR	100	$118,193
Lithuania 0.0%
Lithuania Government Bond, Bonds, Series 7 Year	0.600	06/29/23	EUR	200	241,443
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	0.750	05/06/30	EUR	100	126,203
					367,646
Luxembourg 0.0%
State of the Grand-Duchy of Luxembourg, Sr. Unsec’d. Notes	0.000	09/14/32	EUR	100	119,877
Macedonia 0.0%
North Macedonia Government International Bond, Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,306,737
Malaysia 0.1%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		2,000	2,009,278
Malaysia Government Bond, Bonds, Series 0220	2.632	04/15/31	MYR	10,000	2,262,887
					4,272,165
Mexico 1.2%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	525,647
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	11,750,626
Sr. Unsec’d. Notes	1.350	09/18/27	EUR	500	612,167
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	5,445,629
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	249,275
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	6,131,430
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,236,713
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	995,163
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	519,604
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	8,870	10,942,919
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,633	21,732,442
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	700,000	6,417,373

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 26	0.850%	04/18/25	JPY	500,000	$4,585,754
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,591,133
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,237,519
					74,973,394
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	899,972
Netherlands 0.0%
Netherlands Government Bond, Bonds, 144A	0.000	01/15/52	EUR	100	114,920
New Zealand 0.1%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	788,823
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,605,209

New Zealand Government Bond, Bonds	1.750	05/15/41	NZD	2,000	1,278,795
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	2,100	1,364,633
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,900	2,277,571
					7,315,031
Norway 0.1%
City of Oslo,
Sr. Unsec’d. Notes	1.500	11/27/30	NOK	3,000	331,292
Sr. Unsec’d. Notes	2.300	12/01/27	NOK	3,000	353,800
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,076,340

Norway Government Bond, Sr. Unsec’d. Notes, Series 481, 144A	1.750	09/06/29	NOK	10,000	1,186,746
					2,948,178
Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		200	217,280
Sr. Unsec’d. Notes	8.125	04/28/34		10,608	15,322,177

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama (cont’d.)
Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	9.375%	01/16/23		3,803	$4,285,189
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,184,356
					21,009,002
Peru 1.1%
Peru Government Bond, Sr. Unsec’d. Notes(a)	5.350	08/12/40	PEN	22,000	4,683,610
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,396,026
Sr. Unsec’d. Notes	2.392	01/23/26		690	707,296
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	36,018	47,533,067
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	13,475,112
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	9,000	2,469,146
					70,264,257
Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,372,126
Sr. Unsec’d. Notes	0.250	04/28/25	EUR	690	821,154
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	6,327,210
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,150	1,367,522
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	1,276,171
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	7,000	8,463,589
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	10,246,942
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	15,349,063
Unsec’d. Notes	3.580	05/20/22	CNH	165,000	25,635,954
					71,859,731
Portugal 1.4%
Autonomous Region of the Azores, Sr. Unsec’d. Notes	0.603	07/21/26	EUR	1,000	1,220,557
Metropolitano de Lisboa EPE,
Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	8,995,380
Gov’t. Gtd. Notes	7.300	12/23/25	EUR	300	473,914

Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	11,037,719
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	24,295	48,746,383
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	4,000	4,616,576

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal (cont’d.)

Regiao Autonoma Madeira, Gov’t. Gtd. Notes	0.943%	05/29/32	EUR	8,750	$10,819,221
					85,909,750
Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes	3.400	04/16/25		500	544,127
Sr. Unsec’d. Notes	3.750	04/16/30		2,000	2,276,906
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		4,410	4,799,205
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,370,602
					9,990,840
Romania 0.4%
Romania Government Bond,
Bonds, Series 05 Year	3.650	07/28/25	RON	1,000	247,919
Bonds, Series 15 Year	3.650	09/24/31	RON	2,000	480,174
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	5,261,773
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,296,626
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,764,495
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,343,352
Sr. Unsec’d. Notes, EMTN(a)	3.875	10/29/35	EUR	1,000	1,380,828
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	4,128,104
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		1,000	1,074,757
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	4,384,260
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,455,516
Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,435,700
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	926,237
					27,179,741
Russia 0.8%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	61,000	843,085
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	2,200	2,580,027
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	5,200	6,296,261
Sr. Unsec’d. Notes(a)	2.875	12/04/25	EUR	22,900	29,808,639

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Foreign Bond - Eurobond, (cont’d.)
Sr. Unsec’d. Notes	4.500%	04/04/22		400	$410,535
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	7,248,217
					47,186,764
San Marino 0.0%
San Marino Government Bond, Sr. Unsec’d. Notes	3.250	02/24/24	EUR	469	574,294
Saudi Arabia 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	6,211	7,675,295
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	7,346,583
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,453,378
Sr. Unsec’d. Notes, 144A, MTN	2.900	10/22/25		4,000	4,284,306
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,251,803
Sr. Unsec’d. Notes, EMTN	0.625	03/03/30	EUR	100	117,052
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,346,144
					25,474,561
Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	7,215,499
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	20,595	27,232,188
Sr. Unsec’d. Notes	7.250	09/28/21		4,646	4,699,416
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		13,215	12,605,852
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	202,299
					51,955,254
Singapore 0.0%
Housing & Development Board, Sr. Unsec’d. Notes, MTN	2.320	01/24/28	SGD	500	396,044
Slovakia 0.0%
Slovakia Government Bond, Sr. Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	100	121,540

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Slovenia 0.2%
Slovenia Government Bond, Unsec’d. Notes	0.000%	02/12/31	EUR	100	$119,786
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		7,922	8,873,625
					8,993,411
South Africa 0.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,000	619,550
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	9,000	699,623
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	105,926
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	7,031,336
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	913,987
					9,370,422
South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	504,160
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	537,938
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	792,516
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	731,017
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,453,167
Sr. Unsec’d. Notes, GMTN	2.600	11/08/23	AUD	888	675,710
					4,694,508
Spain 2.7%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	579	959,482
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	715,874
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,586,836
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	5,476,992
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	1,500	3,124,646
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,590,113
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,756,841

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond,
Bonds, 144A(k)	5.150%	10/31/28	EUR	8,120	$13,325,871
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	12,051,909
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	3,139,438
Sr. Unsec’d. Notes, 144A	1.250	10/31/30	EUR	4,000	5,235,747
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	8,403,949
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	895	1,176,310
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	21,225	29,608,343
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,800,379
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	8,142,115
Spain Government Bond Coupon Strips,
Bonds	0.246(s)	01/31/32	EUR	3,900	4,463,132
Bonds	0.320(s)	01/31/33	EUR	2,100	2,371,590
Bonds	0.449(s)	07/30/29	EUR	438	517,818
Bonds	0.958(s)	01/31/35	EUR	168	183,582
Bonds	1.027(s)	01/31/36	EUR	168	180,588
Bonds	1.078(s)	01/31/37	EUR	168	177,503
Bonds	1.296(s)	07/30/41	EUR	436	419,782
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	4,244,780
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	913,425
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	898,336
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	879,181
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	280,428
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	279,258
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	270,523
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	265,355
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	266,970
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	258,115
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	253,047
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	248,072
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	243,367
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	239,887
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	233,601
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	227,149
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	220,880
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	214,585
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	208,387
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	202,599
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	196,559
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	190,399
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	184,673
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	179,887

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.891%(s)	07/30/62	EUR	300	$172,672
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	165,636
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	161,349
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	156,126
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	151,229

Spain Government Bond Principal Strips, Bonds	0.794(s)	07/30/41	EUR	1,700	1,622,878
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	14,061,686
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	15,443	27,360,275
					163,860,154
Sweden 0.1%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	853,281
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	61,575
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	73,070

Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,765,405
					2,753,331
Thailand 0.0%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,631,177
Turkey 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	6,146,258
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	1,039,575
					7,185,833
Ukraine 1.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	3,736	4,123,408
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	31,299	40,545,539
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	3,750,493
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	2,037,090
Sr. Unsec’d. Notes	7.750	09/01/25		400	434,987

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/26		500	$547,267
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	10,711,369
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	1,610,559
					63,760,712
United Arab Emirates 0.4%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	510,574
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,424,714
Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes	5.000	04/30/29		5,000	5,860,799
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,696,677

RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,483,994
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes	3.764	09/17/24		3,800	4,052,225
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,285,389
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,307,673
					26,622,045
United Kingdom 0.6%
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	09/12/33	GBP	1,000	1,755,646
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,813,986
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	3,813	6,331,420
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	3,280	6,030,544
United Kingdom Gilt,
Bonds(k)	3.250	01/22/44	GBP	100	202,378
Bonds(k)	3.500	01/22/45	GBP	2,310	4,900,161
Bonds(k)	4.250	03/07/36	GBP	5,965	12,195,730
Bonds(k)	4.250	09/07/39	GBP	180	389,493
Bonds(k)	4.250	12/07/46	GBP	1,920	4,615,998

United Kingdom Municipal Bonds Agency Finance Co. Designated Activity Co., Local Gov’t. Gtd. Notes	1.625	08/26/60	GBP	750	1,051,735
					39,287,091

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27		394	$453,260
Sr. Unsec’d. Notes	4.375	01/23/31		625	729,306
Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,680,345
					3,862,911

Total Sovereign Bonds (cost $1,811,742,917)					1,945,632,188
U.S. Government Agency Obligations 1.1%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	20,307	37,044,509
Tennessee Valley Authority
Sr. Unsec’d. Notes	4.625	06/07/43	GBP	300	652,859
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	14,971	30,055,099

Total U.S. Government Agency Obligations (cost $65,888,191)					67,752,467
U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds(h)(k)	1.125	08/15/40		14,930	13,301,697
U.S. Treasury Notes(h)(k)	0.625	08/15/30		5,000	4,760,156
U.S. Treasury Notes(h)	1.375	02/15/23		2,450	2,496,799
U.S. Treasury Notes(h)	2.125	05/15/25		300	318,211
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31		400	348,266
U.S. Treasury Strips Coupon(k)	1.888(s)	08/15/29		400	362,125
U.S. Treasury Strips Coupon(h)	2.251(s)	08/15/40		800	554,187
U.S. Treasury Strips Coupon(h)	2.089(s)	11/15/35		800	626,562

Total U.S. Treasury Obligations (cost $22,828,347)					22,768,003

	Shares
Common Stocks 0.2%
United States
Chesapeake Energy Corp.	210,759	11,391,524
Chesapeake Energy Corp. Backstop Commitment^	1,212	65,311
Ferrellgas Partners LP (Class B Stock)*	2,731	628,130

Total Common Stocks (cost $4,433,542)		12,084,965

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 6.499%, Maturing 10/30/40 (cost $100,000)	4,000	$110,880

Total Long-Term Investments (cost $5,789,120,185)		6,036,217,254

Short-Term Investments 2.8%
Affiliated Mutual Funds 2.8%
PGIM Core Ultra Short Bond Fund(wa)	124,123,121	124,123,121
PGIM Institutional Money Market Fund (cost $46,923,032; includes $46,919,467 of cash collateral for securities on loan)(b)(wa)	46,969,052	46,940,870

Total Affiliated Mutual Funds (cost $171,046,153)		171,063,991
Options Purchased*~ 0.0%
(cost $34,971,743)		1,688,632

Total Short-Term Investments (cost $206,017,896)		172,752,623

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.0% (cost $5,995,138,081)		6,208,969,877
Options Written*~ (0.0)%
(premiums received $40,215,448)		(2,347,714)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.0% (cost $5,954,922,633)		6,206,622,163
Liabilities in excess of other assets(z) (1.0)%		(61,819,933)

Net Assets 100.0%		$6,144,802,230

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBS—Collateralized Mortgage-Backed Security
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MosPRIME—Moscow Prime Offered Rate
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,751,012 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,028,346; cash collateral of $46,919,467 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—		75,000	$776
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—		159,750	379,723
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—		319,500	159,837
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—		103,800	21,351
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	640,000	89,758
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	320,000	184,220
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		29,000	12
Total OTC Traded (cost $33,949,965)								$835,677

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	304,125	$357,776
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	304,125	495,179
Total OTC Swaptions (cost $1,021,778)									$852,955
Total Options Purchased (cost $34,971,743)									$1,688,632

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00		—		75,000	$(776)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00		—		159,750	(379,723)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		319,500	(159,837)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		103,800	(21,351)
Sata Air Acores	Call	Deutsche Bank AG	11/19/21	103.70%		—	EUR	15,000	(195,731)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00		—	AUD	640,000	(89,758)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00		—	AUD	320,000	(184,221)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85		—		29,000	(12)
Total OTC Traded (premiums received $38,733,563)									$(1,031,409)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)		81,100	$(690,729)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)		81,100	(417,240)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	$103.00	5.00%(Q)	CDX.NA.HY. 36.V1(Q)		3,000	(1,207)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	09/15/21	$101.00	5.00%(Q)	CDX.NA.HY. 36.V1(Q)		5,000	(5,855)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		69,580	(11,385)
iTraxx.XO.34.V2, 12/20/25	Put	Barclays Bank PLC	11/17/21	6.00%	5.00%(Q)	iTraxx.XO. 34.V2(Q)	EUR	5,000	(5,646)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	5.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	31,165	(18,730)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	7.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	5,000	(9,663)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	10,000	$(155,850)
Total OTC Swaptions (premiums received $1,481,885)									$(1,316,305)
Total Options Written (premiums received $40,215,448)									$(2,347,714)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,400	5 Year U.S. Treasury Notes	Sep. 2021	$298,668,744	$2,030,163
179	10 Year Australian Treasury Bonds	Sep. 2021	19,099,309	654,970
1,164	10 Year U.S. Treasury Notes	Sep. 2021	156,503,443	883,269
738	10 Year U.S. Ultra Treasury Notes	Sep. 2021	110,884,500	3,683,157
2,774	20 Year U.S. Treasury Bonds	Sep. 2021	456,929,813	20,561,923
29	30 Year Euro Buxl	Sep. 2021	7,397,645	526,313
1,662	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	331,620,938	21,673,219
463	Euro-OAT	Sep. 2021	89,019,806	1,201,778
2,207	Japanese Yen Currency	Sep. 2021	251,418,681	(1,131,898)
				50,082,894
Short Positions:
46	30 Day Federal Funds	Aug. 2021	18,383,440	18,329
200	30 Day Federal Funds	Oct. 2021	79,932,000	75,692
10	30 Day Federal Funds	Jan. 2022	3,996,600	3,385
1	30 Day Federal Funds	Apr. 2022	399,640	518
152	3 Month CME SOFR	Jun. 2022	37,979,100	34,559
510	3 Month CME SOFR	Sep. 2022	127,385,250	76,567
8,381	2 Year U.S. Treasury Notes	Sep. 2021	1,849,320,031	(59,294)
3,738	5 Year Euro-Bobl	Sep. 2021	600,213,650	(6,049,894)
76	10 Year Canadian Government Bonds	Sep. 2021	9,016,319	(255,957)
53	10 Year Euro-Bund	Sep. 2021	11,101,177	(5,063)
230	10 Year U.K. Gilt	Sep. 2021	41,493,863	57,609
473	Euro Currency	Sep. 2021	70,157,725	1,877,711
5,263	Euro Schatz Index	Sep. 2021	701,458,528	(1,239,891)
				(5,465,729)
				$44,617,165

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	16,985	$12,628,961	$12,469,260	$—	$(159,701)
Expiring 01/28/22	Citibank, N.A.	AUD	6,290	4,130,832	4,619,931	489,099	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	25,868	19,530,568	18,999,711	—	(530,857)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,573,880	194,381	—
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	52,108	10,057,495	9,999,991	—	(57,504)
Expiring 09/02/21	Standard Chartered	BRL	23,096	4,469,448	4,414,174	—	(55,274)
Expiring 09/30/21	Bank of America, N.A.	BRL	139,851	31,675,000	26,633,554	—	(5,041,446)
Expiring 09/30/21	Bank of America, N.A.	BRL	28,623	6,715,000	5,450,954	—	(1,264,046)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	12,764	2,400,006	2,430,881	30,875	—
Expiring 01/28/22	Citibank, N.A.	BRL	1,600	302,000	298,454	—	(3,546)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	55,832	9,989,575	10,416,507	426,932	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	60,555	11,124,328	11,297,777	173,449	—
British Pound,
Expiring 01/28/22	Morgan Stanley & Co. International PLC	GBP	3,429	4,733,768	4,768,685	34,917	—
Canadian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	46,966	37,509,455	37,643,439	133,984	—
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	2,143,200	2,992,753	2,820,328	—	(172,425)
Expiring 10/29/21	Deutsche Bank AG	CLP	4,289,139	5,419,000	5,635,051	216,051	—
Chinese Renminbi,
Expiring 08/18/21	Barclays Bank PLC	CNH	37,593	5,801,396	5,806,455	5,059	—
Expiring 08/18/21	Citibank, N.A.	CNH	29,813	4,638,467	4,604,728	—	(33,739)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	Goldman Sachs International	CNH	43,678	$6,734,328	$6,746,248	$11,920	$—
Expiring 08/18/21	HSBC Bank PLC	CNH	40,916	6,286,098	6,319,593	33,495	—
Expiring 08/18/21	HSBC Bank PLC	CNH	8,800	1,372,324	1,359,199	—	(13,125)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,177,840	182,398,820	181,922,567	—	(476,253)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	353,761	54,607,941	54,639,950	32,009	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	14,764,890	4,103,866	3,797,819	—	(306,047)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	57,533	2,646,205	2,673,025	26,820	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	96,794	4,453,971	4,497,106	43,135	—
Danish Krone,
Expiring 10/19/21	Bank of America, N.A.	DKK	21,472	3,431,433	3,429,043	—	(2,390)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	DKK	19,420	3,100,185	3,101,346	1,161	—
Euro,
Expiring 08/31/21	HSBC Bank PLC	EUR	5,057	6,193,712	6,002,579	—	(191,133)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	7,578	8,929,465	9,003,227	73,762	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	6,679	7,931,904	7,935,189	3,285	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	1,173,205	3,905,899	3,872,688	—	(33,211)
Indian Rupee,
Expiring 09/30/21	Goldman Sachs International	INR	512,311	6,725,000	6,840,155	115,155	—
Expiring 09/30/21	HSBC Bank PLC	INR	384,058	4,791,744	5,127,785	336,041	—
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	18,641	5,744,431	5,768,780	24,349	—
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	31,845,938	289,209,061	290,475,323	1,266,262	—
Expiring 10/19/21	HSBC Bank PLC	JPY	819,540	7,472,004	7,475,242	3,238	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/19/21	Morgan Stanley & Co. International PLC	JPY	730,745	$6,652,077	$6,665,325	$13,248	$—
Expiring 01/28/22	Citibank, N.A.	JPY	1,712,418	16,719,569	15,638,460	—	(1,081,109)
Expiring 01/28/22	Deutsche Bank AG	JPY	2,129,416	20,217,000	19,446,645	—	(770,355)
Expiring 01/28/22	Deutsche Bank AG	JPY	802,022	7,693,000	7,324,374	—	(368,626)
Expiring 01/28/22	Deutsche Bank AG	JPY	408,984	3,775,000	3,734,994	—	(40,006)
Expiring 05/31/22	Citibank, N.A.	JPY	451,400	4,141,710	4,127,417	—	(14,293)
Expiring 05/31/22	Deutsche Bank AG	JPY	3,195,124	29,579,000	29,214,873	—	(364,127)
Expiring 10/31/23	Bank of America, N.A.	JPY	1,051,903	10,538,000	9,720,781	—	(817,219)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	4,855,227	—	(656,773)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,754,080	—	(441,920)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	4,722,585	—	(631,415)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	11,597,588	—	(1,283,412)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	15,136,748	—	(687,616)
Malaysian Ringgit,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MYR	61,814	14,999,076	14,563,141	—	(435,935)
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	101,588	5,117,773	5,071,145	—	(46,628)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	89,367	4,419,719	4,461,083	41,364	—
Expiring 02/25/22	Bank of America, N.A.	MXN	206,269	8,742,706	10,050,788	1,308,082	—
Expiring 02/25/22	Citibank, N.A.	MXN	127,232	6,119,126	6,199,556	80,430	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	5,039,999	462,574	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	16,057,703	1,198,703	—
Norwegian Krone,
Expiring 10/19/21	Citibank, N.A.	NOK	20,432	2,325,728	2,312,626	—	(13,102)
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	14,328	3,735,448	3,720,126	—	(15,322)
Expiring 10/19/21	HSBC Bank PLC	PLN	17,913	4,658,230	4,650,994	—	(7,236)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu,
Expiring 10/19/21	Barclays Bank PLC	RON	11,029	$2,643,252	$2,652,251	$8,999	$—
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	235,770	3,189,427	3,201,232	11,805	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	532,907	7,172,849	7,235,676	62,827	—
Singapore Dollar,
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	7,845	5,918,357	5,789,528	—	(128,829)
South African Rand,
Expiring 12/23/21	Goldman Sachs International	ZAR	199,522	10,565,000	13,368,165	2,803,165	—
South Korean Won,
Expiring 09/15/21	Barclays Bank PLC	KRW	3,573,601	3,163,206	3,097,034	—	(66,172)
Expiring 09/15/21	Credit Suisse International	KRW	72,742,602	65,210,760	63,041,828	—	(2,168,932)
Swiss Franc,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CHF	3,133	3,464,298	3,466,266	1,968	—
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	171,191	5,481,616	5,207,237	—	(274,379)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	317,926	10,178,791	9,670,583	—	(508,208)
				$1,117,160,449	$1,107,666,682	9,668,544	(19,162,311)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	6,023	$4,547,606	$4,424,418	$123,188	$—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	52,108	$10,519,619	$9,999,991	$519,628	$—
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	52,108	10,018,242	9,959,062	59,180	—
Expiring 09/30/21	Bank of America, N.A.	BRL	100,848	23,296,000	19,205,741	4,090,259	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	80,390	14,398,588	15,309,648	—	(911,060)
Expiring 01/28/22	Citibank, N.A.	BRL	83,680	14,917,000	15,612,211	—	(695,211)
Expiring 01/28/22	Citibank, N.A.	BRL	10,638	2,023,155	1,984,719	38,436	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	23,668	4,170,793	4,415,808	—	(245,015)
British Pound,
Expiring 08/31/21	Morgan Stanley & Co. International PLC	GBP	4,876	6,725,447	6,777,675	—	(52,228)
Expiring 10/19/21	BNP Paribas S.A.	GBP	217,838	301,901,114	302,849,180	—	(948,066)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	GBP	1,548	2,141,799	2,152,682	—	(10,883)
Expiring 01/28/22	Deutsche Bank AG	GBP	1,373	1,909,578	1,909,524	54	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	3,429	4,482,937	4,768,685	—	(285,748)
Canadian Dollar,
Expiring 10/19/21	Citibank, N.A.	CAD	3,015	2,395,415	2,416,250	—	(20,835)
Chilean Peso,
Expiring 10/29/21	Bank of America, N.A.	CLP	4,482,493	5,687,000	5,889,080	—	(202,080)
Chinese Renminbi,
Expiring 08/18/21	Goldman Sachs International	CNH	65,863	10,286,047	10,172,893	113,154	—
Czech Koruna,
Expiring 10/19/21	BNP Paribas S.A.	CZK	48,635	2,243,379	2,259,592	—	(16,213)
Euro,
Expiring 08/31/21	Deutsche Bank AG	EUR	4,684	5,713,380	5,560,190	153,190	—
Expiring 08/31/21	The Toronto-Dominion Bank	EUR	29,037	35,335,590	34,466,120	869,470	—
Expiring 10/19/21	BNP Paribas S.A.	EUR	187,302	222,134,929	222,542,243	—	(407,314)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/21	HSBC Bank PLC	EUR	130,540	$155,239,004	$155,100,424	$138,580	$—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	14,868	17,616,654	17,664,946	—	(48,292)
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	986	1,170,822	1,170,940	—	(118)
Expiring 11/23/21	HSBC Bank PLC	EUR	15,031	17,787,948	17,872,600	—	(84,652)
Hong Kong Dollar,
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	HKD	49,204	6,335,828	6,331,836	3,992	—
Indian Rupee,
Expiring 09/30/21	Bank of America, N.A.	INR	896,369	11,578,000	11,967,940	—	(389,940)
Indonesian Rupiah,
Expiring 09/15/21	Citibank, N.A.	IDR	24,529,047	1,704,590	1,690,186	14,404	—
Japanese Yen,
Expiring 01/28/22	Citibank, N.A.	JPY	2,791,463	26,724,068	25,492,706	1,231,362	—
Expiring 01/28/22	Citibank, N.A.	JPY	2,138,817	20,118,684	19,532,499	586,185	—
Expiring 01/28/22	Citibank, N.A.	JPY	2,099,346	20,296,676	19,172,033	1,124,643	—
Expiring 01/28/22	Citibank, N.A.	JPY	453,591	4,154,524	4,142,366	12,158	—
Expiring 05/31/22	Citibank, N.A.	JPY	1,428,721	13,839,506	13,063,631	775,875	—
Expiring 05/31/22	Deutsche Bank AG	JPY	1,686,190	16,037,000	15,417,811	619,189	—
Expiring 10/31/23	Bank of America, N.A.	JPY	3,313,990	32,471,000	30,625,037	1,845,963	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,679,332	16,646,000	15,518,934	1,127,066	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	5,811,596	714,458	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	1,064,146	38,748	—
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	33,787	1,667,017	1,686,597	—	(19,580)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	134,572	6,677,328	6,717,684	—	(40,356)
Expiring 02/25/22	Barclays Bank PLC	MXN	210,698	8,909,000	10,266,577	—	(1,357,577)
Expiring 02/25/22	Deutsche Bank AG	MXN	68,653	3,198,000	3,345,226	—	(147,226)
Expiring 02/25/22	Goldman Sachs International	MXN	54,150	2,184,000	2,638,541	—	(454,541)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	21,097,702	—	(985,779)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	8,288	$5,779,632	$5,771,728	$7,904	$—
Peruvian Nuevo Sol,
Expiring 09/15/21	Goldman Sachs International	PEN	14,107	3,731,958	3,473,398	258,560	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	14,624	3,747,810	3,600,732	147,078	—
South African Rand,
Expiring 09/15/21	Barclays Bank PLC	ZAR	53,679	3,649,118	3,642,123	6,995	—
Expiring 09/15/21	Citibank, N.A.	ZAR	83,158	6,058,042	5,642,297	415,745	—
Expiring 09/15/21	Citibank, N.A.	ZAR	66,676	4,874,607	4,524,003	350,604	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	56,350	4,042,636	3,823,380	219,256	—
Expiring 12/23/21	Barclays Bank PLC	ZAR	121,563	6,557,501	8,144,829	—	(1,587,328)
Expiring 12/23/21	Goldman Sachs International	ZAR	21,115	1,332,000	1,414,733	—	(82,733)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	56,844	3,716,269	3,808,603	—	(92,334)
Swedish Krona,
Expiring 10/19/21	Barclays Bank PLC	SEK	49,483	5,770,773	5,751,705	19,068	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	8,546	9,367,108	9,453,770	—	(86,662)
				$1,155,571,592	$1,149,118,971	15,624,392	(9,171,771)
						$25,292,936	$(28,334,082)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/31/21	Buy	EUR	9,591	GBP	8,630	$—	$(611,539)	Bank of America, N.A.
08/31/21	Buy	GBP	13,505	EUR	14,648	1,386,635	—	Bank of America, N.A.
01/28/22	Buy	JPY	426,399	AUD	6,290	—	(725,891)	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
01/28/22	Buy	JPY	720,153	AUD	9,631	$—	$(497,141)	Deutsche Bank AG
01/28/22	Buy	JPY	1,310,456	AUD	16,731	—	(321,140)	BNP Paribas S.A.
05/31/22	Buy	AUD	23,459	JPY	1,788,749	877,107	—	Deutsche Bank AG
05/31/22	Buy	JPY	1,257,136	AUD	17,436	—	(1,313,538)	Goldman Sachs International
10/31/23	Buy	AUD	8,947	JPY	599,449	1,030,268	—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(357,072)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,014,370)	Morgan Stanley & Co. International PLC
						$3,294,010	$(4,840,691)
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia	12/20/22	1.000%(Q)	1,500	0.178%	$19,069	$(561)	$19,630	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	5,000	0.122%	67,515	(1,869)	69,384	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	7,500	0.780%	31,644	(2,804)	34,448	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	1,500	0.274%	17,036	(561)	17,597	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	2,000	0.673%	11,453	(748)	12,201	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	2,000	0.287%	22,341	(748)	23,089	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	1,500	0.278%	16,952	(561)	17,513	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	1,500	0.392%	14,521	(561)	15,082	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	1,500	0.174%	19,154	(561)	19,715	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	4,500	0.843%	15,032	(1,682)	16,714	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	7,500	3.072%	(204,976)	(2,804)	(202,172)	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation	12/20/22	1.000%(Q)	4,500	0.364%	$45,383	$(1,682)	$47,065	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	6,500	0.344%	67,387	(2,430)	69,817	Citibank, N.A.
					$142,511	$(17,572)	$160,083

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	47,000	$(106,635)	$(11,227)	$(95,408)	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bellemeade Re Ltd.	08/31/21	1.250%(M)	869	*	$60	$—	$60	Goldman Sachs International
BRAVO Residential Funding Trust	08/31/21	1.250%(M)	1,179	*	82	—	82	Goldman Sachs International
BRAVO Residential Funding Trust	08/31/21	1.250%(M)	590	*	41	—	41	Goldman Sachs International
Bunker Hill Loan Depository Trust	08/31/21	0.500%(M)	3,431	*	95	—	95	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Countrywide Alternative Loan Trust	08/31/21	1.250%(M)	2,645	*	$184	$—	$184	Goldman Sachs International
Delta Home Equity	08/31/21	1.250%(M)	1,875	*	130	—	130	Goldman Sachs International
Eagle Re Ltd.	08/31/21	1.250%(M)	6,371	*	442	—	442	Goldman Sachs International
First NLC Home Equity	08/31/21	1.250%(M)	524	*	36	—	36	Goldman Sachs International
Flagstar Mortgage Trust	08/31/21	0.500%(M)	2,117	*	59	—	59	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	1.250%(M)	1,826	*	127	—	127	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	0.500%(M)	1,434	*	40	—	40	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	1.250%(M)	1,210	*	84	—	84	Goldman Sachs International
GS_21-PJA††	08/14/21	0.250%(M)	69,580	*	25,126	(2,048)	27,174	Goldman Sachs International
GSAMP Home Equity Trust	08/31/21	1.250%(M)	2,727	*	189	—	189	Goldman Sachs International
GSR Mortgage Loan Trust	08/31/21	1.250%(M)	3,093	*	215	—	215	Goldman Sachs International
GSRPM Mortgage Loan Trust	08/31/21	1.250%(M)	935	*	65	—	65	Goldman Sachs International
Home Re Ltd.	08/31/21	1.250%(M)	8,584	*	596	—	596	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Long Beach Home Equity	08/31/21	1.250%(M)	4,354	*	$302	$—	$302	Goldman Sachs International
MFRA Trust	08/31/21	1.000%(M)	5,897	*	328	—	328	Goldman Sachs International
MFRA Trust	08/31/21	1.250%(M)	574	*	40	—	40	Goldman Sachs International
Radnor Re Ltd.	08/31/21	1.250%(M)	8,304	*	577	—	577	Goldman Sachs International
Residential Accredit Loans, Inc.	08/31/21	1.250%(M)	3,683	*	256	—	256	Goldman Sachs International
Starwood Mortgage Residential Trust	08/31/21	1.250%(M)	1,548	*	107	—	107	Goldman Sachs International
					$29,181	$(2,048)	$31,229
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q)	9,540	$146,299	$(171,927)	$(318,226)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	14,000	1.250%	$2,451,379	$2,569,014	$117,635

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	$58,965		$19,973		$38,992		Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	168,826		280,202		(111,376)		Deutsche Bank AG
Gazprom Pao	06/20/25	1.000%(Q)	EUR	2,000	2,097		18,226		(16,129)		Barclays Bank PLC
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		5,000	(45,947)		51,673		(97,620)		Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)		875	(11,207)		31,613		(42,820)		Morgan Stanley & Co. International PLC
Republic of Austria	06/20/25	1.000%(Q)		1,000	(37,375)		(30,984)		(6,391)		Bank of America, N.A.
Republic of South Africa	06/20/26	1.000%(Q)		1,000	46,871		38,820		8,051		Goldman Sachs International
Safeway Inc.	03/20/23	5.000%(Q)		5,000	(394,096)		(353,161)		(40,935)		BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q)		800	7,044		46,056		(39,012)		Barclays Bank PLC
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	21,850	(84,462)		(74,531)		(9,931)		Barclays Bank PLC
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	5,000	(19,328)		(17,087)		(2,241)		Barclays Bank PLC
					$(308,612)		$10,800		$(319,412)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.599%	$67,105	$47,970	$19,135	Bank of America, N.A.
Bank of Nova Scotia	06/20/22	1.000%(Q)		10,000	0.479%	58,519	58,221	298	Credit Suisse International
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.565%	88,544	33,976	54,568	Citibank, N.A.
BNP Paribas S.A.	06/20/23	1.000%(Q)	EUR	5,000	0.154%	103,549	97,384	6,165	Barclays Bank PLC
Boeing Co.	12/20/21	1.000%(Q)		12,100	0.443%	40,856	25,423	15,433	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)		7,605	0.443%	25,678	13,419	12,259	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	5,000	0.284%	45,310	41,085	4,225	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)		2,000	0.676%	24,251	6,369	17,882	Barclays Bank PLC
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.692%	11,583	2,560	9,023	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	3,000	3.369%	$(160,190)	$(276,781)	$116,591	Deutsche Bank AG
Federal Republic of Germany	06/20/25	0.250%(Q)	1,000	0.076%	7,117	1,921	5,196	Bank of America, N.A.
Federation of Malaysia	12/20/24	1.000%(Q)	1,000	0.364%	22,794	11,674	11,120	Citibank, N.A.
General Electric Co.	06/20/22	1.000%(Q)	12,360	0.236%	99,470	77,498	21,972	Morgan Stanley & Co. International PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	*	27,978	(160,561)	188,539	Citibank, N.A.
Generalitat de Cataluna	12/20/25	1.000%(Q)	4,900	*	66,470	(41,055)	107,525	Deutsche Bank AG
Hellenic Republic	06/20/22	1.000%(Q)	410	0.190%	3,460	(18,923)	22,383	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)	200	0.190%	1,688	(9,492)	11,180	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)	500	0.285%	5,595	(18,035)	23,630	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	0.330%	4,174	(12,835)	17,009	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	0.467%	16,595	(117,549)	134,144	Barclays Bank PLC
Israel Electric Corp Ltd.	12/20/24	1.000%(Q)	1,000	0.763%	9,197	8,712	485	Barclays Bank PLC
Japan Govt.	06/20/28	1.000%(Q)	15,000	0.261%	770,787	721,219	49,568	Citibank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.072%	9,168	(5,322)	14,490	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.102%	27,712	13,308	14,404	HSBC Bank PLC
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.046%	3,776	978	2,798	HSBC Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.102%	780,939	198,563	582,376	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.125%	18,664	(13,806)	32,470	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.238%	307,380	(74,374)	381,754	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.238%	$231,926	$(72,196)	$304,122	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.238%	231,926	(69,473)	301,399	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	3,000	0.238%	92,771	27,117	65,654	Citibank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.238%	50,869	16,767	34,102	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	5,000	0.273%	165,634	86,028	79,606	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	1,100	0.531%	45,230	(3,665)	48,895	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	2,000	0.550%	82,828	43,313	39,515	Barclays Bank PLC
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.093%	9,954	414	9,540	Barclays Bank PLC
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.088%	7,617	(719)	8,336	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.088%	7,140	(581)	7,721	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.090%	14,050	(4,552)	18,602	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.090%	7,025	(3,562)	10,587	Deutsche Bank AG
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.261%	26,367	14,332	12,035	Citibank, N.A.
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	1.277%	1,848	(3,746)	5,594	Goldman Sachs International
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.165%	11,130	(891)	12,021	Goldman Sachs International
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.743%	30,058	(4,790)	34,848	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.589%	(29,409)	(62,892)	33,483	Citibank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.166%	30,739	(5,960)	36,699	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.318%	$196,300	$(37,719)	$234,019	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	0.620%	107,909	(244,040)	351,949	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	6,100	0.620%	96,800	(138,872)	235,672	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	0.620%	37,530	(84,760)	122,290	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	0.620%	34,197	(75,017)	109,214	BNP Paribas S.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.187%	89,742	3,515	86,227	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.202%	133,991	50,170	83,821	Morgan Stanley & Co. International PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.156%	19,793	(22,462)	42,255	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.156%	19,793	(22,445)	42,238	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.322%	257,385	(452,370)	709,755	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.322%	56,259	—	56,259	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.461%	100,576	(180,024)	280,600	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.271%	20,121	(27,647)	47,768	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q)	7,000	0.598%	117,021	(203,833)	320,854	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q)	5,000	0.736%	69,209	(248,045)	317,254	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.736%	58,136	(160,494)	218,630	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	0.812%	4,421	(25,445)	29,866	HSBC Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/30	1.000%(Q)	7,000	1.160%	$(88,393)	$(162,868)	$74,475	Barclays Bank PLC
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.262%	117,197	—	117,197	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.222%	40,774	11,583	29,191	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.266%	17,651	(21,926)	39,577	Barclays Bank PLC
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.140%	90,489	(948)	91,437	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.127%	10,652	(21,629)	32,281	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	21,000	0.222%	662,399	(117,909)	780,308	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	10,000	0.222%	315,428	(66,891)	382,319	Citibank, N.A.
Republic of Serbia	12/20/25	5.000%(Q)	4,500	0.915%	823,782	776,124	47,658	Citibank, N.A.
Republic of Serbia	12/20/25	1.000%(Q)	1,000	0.915%	4,848	(1,279)	6,127	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.428%	15,972	(37,908)	53,880	HSBC Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	5,000	0.975%	8,063	(53,819)	61,882	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.223%	(12,531)	(81,887)	69,356	Bank of America, N.A.
Republic of South Africa	06/20/31	1.000%(Q)	3,000	2.793%	(445,840)	(377,065)	(68,775)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	3.648%	51,361	47,839	3,522	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	3.648%	36,687	18,602	18,085	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	3.914%	$84,313	$112,861	$(28,548)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	7,205	4.028%	291,871	(62,617)	354,488	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	1,000	4.028%	40,509	(32,318)	72,827	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	7,390	4.149%	291,986	(135,348)	427,334	Barclays Bank PLC
Republic of Ukraine	12/20/25	1.000%(Q)	5,000	4.149%	(617,707)	(563,783)	(53,924)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(229,072)	(18,011)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(232,465)	(14,618)	Morgan Stanley & Co. International PLC
Republic of Uruguay	12/20/21	1.000%(Q)	1,500	0.655%	3,759	(2,955)	6,714	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)	8,525	0.249%	35,134	(67,547)	102,681	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)	3,000	0.249%	12,364	(24,554)	36,918	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	7,350	0.364%	74,126	(6,412)	80,538	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	7,000	0.394%	88,814	(50,627)	139,441	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	4,000	0.394%	50,751	(34,647)	85,398	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	1,640	0.394%	20,808	(14,015)	34,823	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	1,200	0.974%	2,985	(90,774)	93,759	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/30	1.000%(Q)		2,500	1.337%	$(66,663)	$(226,020)	$159,357	HSBC Bank PLC
State of Illinois	12/20/22	1.000%(Q)		2,725	0.451%	23,982	(40,243)	64,225	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)		2,800	0.799%	21,809	(114,057)	135,866	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)		1,000	1.371%	(21,604)	(85,612)	64,008	Citibank, N.A.
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)		870	0.908%	1,332	852	480	Barclays Bank PLC
T-Mobile US, Inc.	09/20/21	5.000%(Q)		5,720	0.355%	71,726	38,422	33,304	Barclays Bank PLC
T-Mobile US, Inc.	12/20/21	5.000%(Q)		3,270	0.389%	78,880	60,353	18,527	Barclays Bank PLC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.493%	190,256	116,965	73,291	Bank of America, N.A.
Verizon Communications Inc.	06/20/26	1.000%(Q)		9,960	0.468%	268,314	204,255	64,059	Goldman Sachs International
						$7,027,173	$(2,872,336)	$9,899,509

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.BB.33.V1	12/20/24	5.000%(Q)	5,000	1.440%	$618,356	$632,601	$(14,245)	Citibank, N.A.
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	15,300	1.769%	2,374,225	2,302,072	72,153	Citibank, N.A.
					$2,992,581	$2,934,673	$57,908
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$301,601	$—	$301,601

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(378,458)	$(378,458)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	126,187	126,187
	7,780	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(376,371)	(376,371)
	3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(171,849)	(171,849)
	11,100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(634,609)	(634,609)
	13,365	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(368,667)	(368,667)
	4,100	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(128,155)	(128,155)
	8,250	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(246,270)	(246,270)
	8,710	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(260,868)	(260,868)
	5,270	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(154,872)	(154,872)
	5,445	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(159,259)	(159,259)
	4,480	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(125,702)	(125,702)
	8,730	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(240,031)	(240,031)
					$—	$(3,118,924)	$(3,118,924)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(28)	$17,267	$17,295
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(25,858)	165,890	191,748
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	241,570	241,570
AUD	15,000	07/20/25	0.390%(S)	6 Month BBSW(2)(S)	—	(69,294)	(69,294)
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	81	72,987	72,906
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	215,550	215,550
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	418,746	611,554	192,808
AUD	6,000	02/19/30	1.147%(S)	6 Month BBSW(2)(S)	(18)	9,842	9,860
AUD	5,000	03/20/30	1.200%(S)	6 Month BBSW(2)(S)	—	18,498	18,498
AUD	10,550	08/05/30	0.751%(S)	6 Month BBSW(2)(S)	(106)	(292,701)	(292,595)
AUD	20,000	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	(64,090)	258,390	322,480
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	785,654	785,654
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	215,692	215,692
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(4,317)	485,699	490,016
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	130,378	1,286,713	1,156,335
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)	—	561,078	561,078
BRL	20,469	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(222,022)	(222,022)
BRL	81,380	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(884,422)	(884,422)
BRL	63,124	01/02/25	5.641%(T)	1 Day BROIS(2)(T)	—	(816,298)	(816,298)
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(27,854)	(27,854)
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,173,773	1,173,773
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	1,171,358	1,171,358

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	$—	$1,784,646	$1,784,646
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	429,206	429,206
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	2,087,977	2,087,977
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	516,298	516,298
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(166,496)	(166,496)
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(470,095)	(470,095)
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(917,083)	(917,083)
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	(670,557)	(670,557)
BRL	77,541	01/04/27	6.695%(T)	1 Day BROIS(2)(T)	—	(1,360,969)	(1,360,969)
BRL	94,482	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(1,222,065)	(1,222,065)
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	(200,718)	(200,718)
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(196,362)	(196,362)
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	183,732	183,732
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	1,072	(401,662)	(402,734)
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(270,776)	(270,776)
BRL	33,888	01/02/29	7.570%(T)	1 Day BROIS(2)(T)	—	(456,673)	(456,673)
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(75,426)	532,950	608,376
CAD	51,805	04/03/25	0.970%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	129,435	(150,630)	(280,065)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	25,000	05/01/25	0.758%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$(95)	$(259,925)	$(259,830)
CAD	18,000	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	162,882	332,960	170,078
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	65,189	227,120	161,931
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	96,379	251,150	154,771
CAD	5,000	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	608,260	585,948	(22,312)
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	3	(4,417)	(4,420)
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	53,722	749,483	695,761
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	131	15,940	15,809
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	71,210	71,210
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(229,407)	(229,407)
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(705,340)	(705,340)
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(242,935)	(242,935)
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	—	(190,305)	(190,305)
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	(42,586)	(42,586)
CLP	3,900,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(398,275)	(398,275)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	(49,220)	(49,220)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	4,500,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	$—	$(348,486)	$(348,486)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	(170,234)	(170,234)
CLP	5,740,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(1,012,698)	(1,012,698)
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(379)	139,870	140,249
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	28	120,465	120,437
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	18	78,895	78,877
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	26	98,901	98,875
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	15	53,846	53,831
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	84	285,537	285,453
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(30)	65,783	65,813
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(74)	175,316	175,390
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	62,549	62,564
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(28)	166,416	166,444
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	20,871	20,876
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(234)	368,893	369,127

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(3,001)	$267,515	$270,516
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(100)	216,858	216,958
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	91,458	91,458
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(89)	324,083	324,172
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	(13,565)	(13,550)
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	(5,798)	(5,792)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(460)	(513,725)	(513,265)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	45	(227,017)	(227,062)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(71)	(93,483)	(93,412)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(174)	181,753	181,927
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(69)	28,425	28,494
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(140)	218,210	218,350
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	557	179,044	178,487
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	487,302	487,302

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(464)	$218,270	$218,734
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(108)	95,483	95,591
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	130,718	130,718
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,167)	737,659	738,826
COP	43,903,000	06/10/25	4.370%(Q)	1 Day COOIS(2)(Q)	—	(57,661)	(57,661)
COP	57,000,000	11/05/25	3.170%(Q)	1 Day COOIS(2)(Q)	—	(856,001)	(856,001)
COP	23,700,000	12/14/25	3.265%(Q)	1 Day COOIS(2)(Q)	—	(357,537)	(357,537)
COP	15,800,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(269,801)	(269,801)
COP	27,120,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(195,177)	(195,177)
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	343,838	343,838
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	480,936	373,300	(107,636)
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	244,439	244,439
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	9,010	9,010
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	(128,671)	(128,671)
COP	7,740,000	07/13/30	4.205%(Q)	1 Day COOIS(2)(Q)	—	(196,761)	(196,761)
COP	19,006,000	09/17/30	4.321%(Q)	1 Day COOIS(2)(Q)	—	(446,739)	(446,739)
COP	113,100,000	03/26/31	5.221%(Q)	1 Day COOIS(2)(Q)	—	(923,781)	(923,781)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	2,493	2,493
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(32,410)	(32,410)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	$—	$124,878	$124,878
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	536,442	536,442
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	113,791	113,791
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(423,979)	(423,979)
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	815	7,930	7,115
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	22	79,285	79,263
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	19	29,436	29,417
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	15	8,707	8,692
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	142,294	142,294
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	17,650	17,650
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EONIA(2)(A)	—	17,953	17,953
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	146	128,522	128,376
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	138	287,739	287,601
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	448	298,529	298,081
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(11,511)	371,450	382,961
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	10,462	391,835	381,373
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	174	1,055,288	1,055,114
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,552	760,036	758,484
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	222,251	222,251
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	306,665	306,665
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(85,989)	628,712	714,701

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	$(56,245)	$753,863	$810,108
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	581,733	581,733
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(347,052)	2,030,012	2,377,064
EUR	365	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	63,125	74,064	10,939
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(168,529)	862,785	1,031,314
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(128,820)	223,800	352,620
EUR	24,475	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)	—	1,082,232	1,082,232
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	630,302	3,572,380	2,942,078
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(760,981)	(760,981)
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	(153,918)	(68,489)
GBP	20,830	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	1,075,435	1,704,875	629,440
GBP	5,890	04/30/40	0.219%(A)	1 Day SONIA(2)(A)	(30)	(633,054)	(633,024)
GBP	4,710	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(780,460)	(739,249)	41,211
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	2,587,272	2,698,722	111,450
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	718,704	765,345	46,641
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(34)	(376,332)	(376,298)
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(20,725)	(554,916)	(534,191)
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	11,219	(10,399)	(21,618)
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	30	302,229	302,199
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	972,095	972,095
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(375,361)	(375,361)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	$—	$(802,951)	$(802,951)
HUF	499,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(124,667)	(124,667)
HUF	4,674,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(245,284)	(991,521)	(746,237)
HUF	5,500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)	—	(193,559)	(193,559)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(535)	188,690	189,225
ILS	10,250	05/13/31	1.498%(A)	3 Month TELBOR(2)(Q)	—	134,648	134,648
JPY	1,000,000	01/08/22	(0.120)%(S)	6 Month JPY LIBOR(2)(S)	—	(2,445)	(2,445)
JPY	2,000,000	01/08/22	(0.100)%(S)	6 Month JPY LIBOR(2)(S)	—	(3,012)	(3,012)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(30,347)	161,708	192,055
JPY	950,000	01/15/25	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	8,898	8,898
JPY	9,000,000	03/02/26	0.029%(S)	6 Month JPY LIBOR(2)(S)	—	240,282	240,282
JPY	5,000,000	06/02/26	0.009%(S)	6 Month JPY LIBOR(2)(S)	—	82,561	82,561
JPY	2,000,000	01/04/27	(0.033)%(S)	6 Month JPY LIBOR(2)(S)	—	(7,419)	(7,419)
JPY	2,100,000	05/06/27	0.020%(S)	6 Month JPY LIBOR(2)(S)	—	49,276	49,276
JPY	1,800,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	—	23,049	23,049
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	36,978	124,970	87,992
JPY	2,500,000	03/22/29	0.068%(S)	6 Month JPY LIBOR(2)(S)	—	130,300	130,300
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	4	47,186	47,182
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	8	82,978	82,970
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	8	80,730	80,722
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(997)	164,506	165,503

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	$311,378	$538,883	$227,505
JPY	300,000	07/02/30	0.047%(S)	6 Month JPY LIBOR(2)(S)	—	6,538	6,538
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	20	52,090	52,070
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	22	62,260	62,238
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	12	4,106	4,094
JPY	700,000	08/05/31	0.026%(S)	6 Month JPY LIBOR(2)(S)	—	(8,579)	(8,579)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	20	45,021	45,001
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	11	21,940	21,929
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	10	31,609	31,599
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	22	51,902	51,880
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	38	75,443	75,405
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	86,253	86,253
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	69,949	69,949
JPY	1,200,000	05/19/32	0.023%(S)	6 Month JPY LIBOR(2)(S)	—	(44,071)	(44,071)
JPY	800,000	05/29/32	0.016%(S)	6 Month JPY LIBOR(2)(S)	—	(35,361)	(35,361)
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	55,102	55,102
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	29,745	29,745
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(21,624)	337,284	358,908
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	71,291	261,123	189,832
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	7	98,928	98,921
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	25	315,920	315,895

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	$6	$50,938	$50,932
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	13	159,745	159,732
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	33	441,297	441,264
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	17	210,837	210,820
JPY	350,000	05/07/35	0.073%(S)	6 Month JPY LIBOR(2)(S)	—	(25,196)	(25,196)
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	10	83,100	83,090
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	8	25,922	25,914
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	15	45,760	45,745
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	9	6,476	6,467
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	36	84,899	84,863
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	18	54,650	54,632
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	41	312,733	312,692
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	16	99,777	99,761
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	26	177,863	177,837
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	29	224,935	224,906
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	14	109,576	109,562
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	75,206	75,206
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	12,939	211,003	198,064
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	148,887	148,887
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	61,139	61,139
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	148,528	148,528

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	$—	$100,578	$100,578
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	51,691	51,691
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	53,257	53,257
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	81,229	81,229
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	72,817	72,817
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	204,807	204,807
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	88,899	88,899
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	119,968	119,968
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	362,613	362,613
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	128,252	128,252
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	246,827	246,827
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	284,329	284,329
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	134,680	762,810	628,130
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	214,665	214,665
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	572,196	572,196
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	747,269	747,269
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	477,414	477,414
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(42,918)	1,336,608	1,379,526
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	590,948	590,948
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	540,604	1,487,760	947,156
JPY	480,000	11/27/39	0.258%(S)	6 Month JPY LIBOR(2)(S)	—	16,145	16,145

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	$600,642	$670,611	$69,969
JPY	1,200,000	01/08/40	0.230%(S)	6 Month JPY LIBOR(2)(S)	—	(22,769)	(22,769)
JPY	1,500,000	01/08/40	0.250%(S)	6 Month JPY LIBOR(2)(S)	—	21,907	21,907
JPY	745,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(17,353)	(17,353)
JPY	800,000	03/25/40	0.171%(S)	6 Month JPY LIBOR(2)(S)	—	(98,068)	(98,068)
JPY	1,000,000	05/14/41	0.383%(S)	6 Month JPY LIBOR(2)(S)	—	208,049	208,049
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	168,404	168,404
JPY	2,000,000	10/23/45	0.333%(S)	6 Month JPY LIBOR(2)(S)	—	(95,013)	(95,013)
JPY	775,000	04/12/46	0.496%(S)	6 Month JPY LIBOR(2)(S)	—	232,696	232,696
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	48,905	48,905
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	34,589	34,589
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	666,614	666,614
JPY	500,000	05/29/50	0.186%(S)	6 Month JPY LIBOR(2)(S)	—	(309,069)	(309,069)
JPY	500,000	08/26/50	0.334%(S)	6 Month JPY LIBOR(2)(S)	—	(119,788)	(119,788)
JPY	1,000,000	12/16/50	0.338%(S)	6 Month JPY LIBOR(2)(S)	—	(251,493)	(251,493)
JPY	1,200,000	02/08/51	0.467%(S)	6 Month JPY LIBOR(2)(S)	—	115,790	115,790
JPY	1,650,000	03/30/51	0.520%(S)	6 Month JPY LIBOR(2)(S)	—	373,075	373,075
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)	(23)	(401,579)	(401,556)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	590,392	688,399	98,007
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	(44,672)	(44,681)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	21	(154,492)	(154,513)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	$2	$(85,431)	$(85,433)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(44)	(408,077)	(408,033)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)	—	(113,870)	(113,870)
MXN	391,310	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(856)	(233,387)	(232,531)
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	72,450	72,450
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	73,667	1,506,234	1,432,567
MXN	271,000	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(137)	(1,033,711)	(1,033,574)
MXN	110,000	11/29/30	5.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(524,345)	(524,345)
MXN	15,290	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(25)	(78,099)	(78,074)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(1,567)	36,299	37,866
NOK	170,000	11/25/25	0.770%(A)	6 Month NIBOR(2)(S)	—	(308,631)	(308,631)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	13,222	143,156	129,934
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	22,213	22,213
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	134,297	134,297
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	227,604	227,604
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	162,445	162,445
NOK	137,700	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	—	(200,291)	(200,291)
NOK	130,000	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(63,390)	(63,390)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	100,000	04/27/31	1.704%(A)	6 Month NIBOR(2)(S)	$—	$276,595	$276,595
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	26,512	26,512
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(30,347)	73,262	103,609
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	15,388	147,110	131,722
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	1,340	120,787	119,447
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	61,423	61,423
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	52,355	251,974	199,619
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	386,432	386,432
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	427,650	427,650
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	36,767	36,767
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(259,476)	(259,476)
NZD	51,390	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	756,711	1,277,469	520,758
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	1,034,859	1,034,859
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(187,595)	111,152	298,747
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	885,088	885,088
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	15,162	157,224	142,062
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	493,471	493,471
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	745,733	745,733
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	85,663	85,663
PLN	31,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(227,682)	(342,410)	(114,728)
PLN	104,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)	—	92,933	92,933

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	6,080	04/06/31	1.875%(A)	6 Month WIBOR(2)(S)	$—	$34,134	$34,134
PLN	6,215	04/14/31	1.778%(A)	6 Month WIBOR(2)(S)	—	19,443	19,443
PLN	13,000	04/20/31	1.725%(A)	6 Month WIBOR(2)(S)	—	23,076	23,076
PLN	6,375	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	20,410	20,410
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	1	112	111
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(71)	6,893	6,964
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	13	21,951	21,938
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	38,812	38,812
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	42,656	42,656
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	13,278	93,535	80,257
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	12	23,418	23,406
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	14	47,315	47,301
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	23	68,644	68,621
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	79,710	79,710
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	441,411	441,411
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	53,784	53,784
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	41,040	252,987	211,947
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	46,443	46,443
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(38,268)	(38,268)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	12,439	12,439
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	133,281	133,281

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	70,000	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	$—	$(134,833)	$(134,833)
SEK	100,000	04/13/31	0.763%(A)	3 Month STIBOR(2)(Q)	—	276,547	276,547
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	348,367	348,367
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	620,373	620,373
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	—	393,105	393,105
SGD	3,610	10/21/29	1.685%(S)	6 Month SIBOR(2)(S)	—	131,457	131,457
THB	173,600	04/28/30	1.020%(S)	6 Month BKIBOR(2)(S)	—	(72,773)	(72,773)
THB	72,900	06/25/30	0.990%(S)	6 Month BKIBOR(2)(S)	—	(40,742)	(40,742)
THB	200,200	07/03/30	1.028%(S)	6 Month BKIBOR(2)(S)	—	(94,974)	(94,974)
	139,100	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(252,836)	(252,836)
	93,105	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(235,563)	(235,563)
	187,500	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	154,832	139,518	(15,314)
	219,110	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	(11,902)	(11,902)
	161,520	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	541,904	541,904
	135,215	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	469,026	469,026
	199,767	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	742,574	742,574
	204,255	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	760,879	760,879
	88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(2,846,970)	(2,846,970)
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(1,102,985)	(1,102,985)
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(3,271,749)	(3,271,749)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	11	157,925	157,914

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	$(118)	$190,285	$190,403
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	40	582,618	582,578
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	255,995	255,995
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(974)	180,327	181,301
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	546	1,238,975	1,238,429
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	1,309,572	1,309,572
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(189)	217,755	217,944
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	542,744	542,744
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(188)	161,118	161,306
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(6,576)	3,778,291	3,784,867
ZAR	56,000	05/06/30	7.650%(Q)	3 Month JIBAR(2)(Q)	(432)	230,842	231,274
ZAR	112,000	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(1,210)	12,739	13,949
ZAR	300,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(106,370)	(86,931)	19,439
ZAR	126,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(4,504)	394,785	399,289
ZAR	208,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(5,701)	573,810	579,511
ZAR	213,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(5,891)	420,536	426,427
					$7,901,358	$48,365,914	$40,464,556

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$186,621	$—	$186,621	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	$4,884	$—	$4,884	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	104,151	—	104,151	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	34,407	—	34,407	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	82,715	—	82,715	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	66,919	—	66,919	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	94,857	—	94,857	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	104,812	—	104,812	Citibank, N.A.
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	42,897	3	42,894	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	98,791	—	98,791	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	255,303	—	255,303	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	171,566	—	171,566	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	65,310	—	65,310	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	75,063	—	75,063	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	79,978	—	79,978	Morgan Stanley & Co. International PLC
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	125,159	—	125,159	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	66,857	—	66,857	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	$67,473	$—	$67,473	Citibank, N.A.
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	92,655	—	92,655	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	56,197	—	56,197	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	88,764	—	88,764	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	83,636	—	83,636	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	186,004	—	186,004	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	86,050	—	86,050	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	61,184	—	61,184	Citibank, N.A.
ILS	37,240	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(166,564)	—	(166,564)	Goldman Sachs International
ILS	22,800	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(44,864)	—	(44,864)	Morgan Stanley & Co. International PLC
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	143,081	—	143,081	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,058,717	—	1,058,717	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	201,409	—	201,409	HSBC Bank PLC
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	155,989	(2,728)	158,717	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	7,703	—	7,703	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	(28,265)	—	(28,265)	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(197,107)	(259)	(196,848)	Goldman Sachs International
ILS	25,300	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(97,933)	—	(97,933)	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	55,370	—	55,370	HSBC Bank PLC
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	7,132	—	7,132	HSBC Bank PLC
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	4,469	—	4,469	JPMorgan Chase Bank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	$45,485	$(83)	$45,568	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	28,671	—	28,671	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	2,306	(8)	2,314	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	38,285	—	38,285	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(4,721)	—	(4,721)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	13,325	—	13,325	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	112,523	—	112,523	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	24,353	—	24,353	Citibank, N.A.
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	38,246	(402)	38,648	Morgan Stanley & Co. International PLC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	41,602	(6)	41,608	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	97,054	18	97,036	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	83,007	9	82,998	Morgan Stanley & Co. International PLC
RUB	1,846,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(311,567)	—	(311,567)	Morgan Stanley & Co. International PLC
RUB	1,960,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(106,543)	—	(106,543)	Morgan Stanley & Co. International PLC
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	131,188	—	131,188	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	56,562	—	56,562	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	$66,066	$—	$66,066	Citibank, N.A.
THB	173,000	05/07/25	0.795%(S)	6 Month BKIBOR(2)(S)	33,258	19	33,239	HSBC Bank PLC
THB	23,000	05/29/30	1.000%(S)	6 Month BKIBOR(2)(S)	(11,501)	—	(11,501)	Goldman Sachs International
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(74,003)	—	(74,003)	Citibank, N.A.
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(28,448)	—	(28,448)	Citibank, N.A.
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	150,045	—	150,045	Citibank, N.A.
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	173,634	—	173,634	Citibank, N.A.
					$4,080,217	$(3,437)	$4,083,654

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Reverse repurchase agreements outstanding at July 31, 2021:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at July 31, 2021
BNP Paribas S.A.	0.280%	06/10/21	$3,355,856	Open	$3,355,856
BNP Paribas S.A.	0.280%	06/14/21	12,385,017	Open	12,385,017
BNP Paribas S.A.	0.280%	06/14/21	5,563,105	Open	5,563,105
BNP Paribas S.A.	0.280%	06/14/21	13,281,779	Open	13,281,779
BNP Paribas S.A.	0.280%	06/28/21	15,276,000	Open	15,276,000
			$49,861,757		$49,861,757
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The aggregate value of Reverse Repurchase Agreements is $49,861,757. Corporate Bonds with a market value of $51,186,165 have been segregated as collateral to cover the requirements for the reverse repurchase agreements outstanding as of July 31, 2021.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).